UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

Investor Class (ABHYX)	May 31, 2024

This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.60%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Investor Class returned 5.30% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	5.30%	1.32%	3.23%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	3.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,940,023
Management Fees (dollars paid during the reporting period)	$2,896,217
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934804)

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

I Class (AYMIX)	May 31, 2024

This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.40%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund I Class returned 5.51% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	5.51%	1.52%	3.43%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	3.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,940,023
Management Fees (dollars paid during the reporting period)	$2,896,217
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934663)

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

Y Class (AYMYX)	May 31, 2024

This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.37%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund Y Class returned 5.66% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through May 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	5.66%	1.55%	2.98%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	1.93%	—
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	2.87%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,940,023
Management Fees (dollars paid during the reporting period)	$2,896,217
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934622)

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

A Class (AYMAX)	May 31, 2024

This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.85%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund A Class returned 5.03% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	5.03%	1.06%	2.97%
A Class - with sales charge	0.31%	0.14%	2.50%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	3.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,940,023
Management Fees (dollars paid during the reporting period)	$2,896,217
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934861)

ANNUAL SHAREHOLDER REPORT

High-Yield Municipal Fund

C Class (AYMCX)	May 31, 2024

This annual shareholder report contains important information about High-Yield Municipal Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$163	1.60%

What were the key factors that affected the fund’s performance?
High-Yield Municipal Fund C Class returned 4.25% for the reporting period ended May 31, 2024.
The fund seeks high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective. The commentary below refers to the fund's performance compared to the S&P Municipal Bond 50% Investment Grade/50% High Yield Index.
•	Aided by a late-2023 rally, high-yield municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove performance. Overweight positions versus the index in charter schools and retirement communities were top contributors. These allocations more than offset slightly negative results from an underweight position in the multifamily housing sector.
•	Our security selection efforts also boosted results, largely due to our choices in the retirement community, student housing, state and local general obligation and multifamily housing sectors. These positions more than offset negative results from selections in the special tax, hospital and corporate municipal sectors.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.
•	High-yield munis outperformed their investment-grade peers during the period. Compared with the index, which invests evenly in investment-grade and high-yield munis, the fund ended the period with an overweight to high-yield securities. Within the high-yield allocation, our security selections among nonrated munis detracted from results.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	4.25%	0.31%	2.20%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Municipal Bond 50% Investment Grade/50% High Yield	5.06%	1.72%	3.38%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$577,940,023
Management Fees (dollars paid during the reporting period)	$2,896,217
Portfolio Turnover Rate	37%
Total Number of Portfolio Holdings	349

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	98.8%	Weighted Average Life to Maturity	19 years
Short-Term Investments	0.0%	Modified Duration	9 years
Other Assets and Liabilities	1.2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934879)

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

Investor Class (TWTIX)	May 31, 2024

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.47%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Investor Class returned 2.81% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	2.81%	1.00%	1.85%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.97%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,650,785,860
Management Fees (dollars paid during the reporting period)	$10,358,170
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,496

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934507)

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

I Class (AXBIX)	May 31, 2024

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$27	0.27%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund I Class returned 3.02% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	3.02%	1.19%	2.06%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.97%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,650,785,860
Management Fees (dollars paid during the reporting period)	$10,358,170
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,496

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934846)

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

Y Class (ATBYX)	May 31, 2024

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$24	0.24%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund Y Class returned 2.95% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Cumulative Performance (based on an initial $10,000 investment)
April 10, 2017, through May 31, 2024

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Y Class	2.95%	1.22%	2.05%	4/10/17
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	1.93%	—
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.85%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,650,785,860
Management Fees (dollars paid during the reporting period)	$10,358,170
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,496

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934614)

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

A Class (TWWOX)	May 31, 2024

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$73	0.72%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund A Class returned 2.56% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	2.56%	0.73%	1.60%
A Class - with sales charge	-2.06%	-0.19%	1.13%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.97%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,650,785,860
Management Fees (dollars paid during the reporting period)	$10,358,170
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,496

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934648)

ANNUAL SHAREHOLDER REPORT

Intermediate-Term Tax-Free Bond Fund

C Class (TWTCX)	May 31, 2024

This annual shareholder report contains important information about Intermediate-Term Tax-Free Bond Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$148	1.47%

What were the key factors that affected the fund’s performance?
Intermediate-Term Tax-Free Bond Fund C Class returned 1.79% for the reporting period ended May 31, 2024.
The fund seeks safety of principal and high current income that is exempt from federal income tax. The comments below refer to the fund's performance compared to the S&P Intermediate Term National AMT-Free Municipal Bond Index during the period.
•	Aided by a late-2023 rally, municipal bonds generally delivered gains for the 12-month period. In this environment, our sector allocation decisions were broadly positive and drove the fund's performance. Overweight positions versus the index in the corporate municipal and student housing sectors and an out-of-index position in the retirement community sector were top contributors.
•	Positive security selection efforts throughout the portfolio also lifted the fund's results. Our choices in the special tax, local general obligation and charter school sectors were top contributors. No portfolio sector yielded negative security selection results for the 12-month period.
•	Anticipating a slowing economy and declining interest rate environment, we maintained a slightly longer-than-index duration position. However, the economy remained resilient, inflation stayed elevated and rates rose overall. In that environment, the fund's duration, which we managed using cash municipal bonds and U.S. Treasury futures, detracted from relative results. But favorable positioning along the municipal bond yield curve helped temper the negative duration effects.

Cumulative Performance (based on an initial $10,000 investment)
May 31, 2014, through May 31, 2024

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	1.79%	-0.02%	0.84%
Regulatory Index
S&P National AMT-Free Municipal Bond	2.44%	0.96%	2.20%
Performance Index
S&P Intermediate Term National AMT-Free Municipal Bond	2.19%	1.06%	1.97%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$3,650,785,860
Management Fees (dollars paid during the reporting period)	$10,358,170
Portfolio Turnover Rate	46%
Total Number of Portfolio Holdings	1,496

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	100.1%	Weighted Average Life to Maturity	10 years
Short-Term Investments	0.0%	Modified Duration	5 years
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934630)

ANNUAL SHAREHOLDER REPORT

Tax-Free Money Market Fund

Investor Class (BNTXX)	May 31, 2024

This annual shareholder report contains important information about Tax-Free Money Market Fund for the period June 1, 2023 to May 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.
	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$51	0.50%

Fund Statistics
Net Assets	$165,117,755
Management Fees (dollars paid during the reporting period)	$806,154
Total Number of Portfolio Holdings	93
7-Day Current Yield - Investor Class	3.06%
7-Day Effective Yield - Investor Class	3.10%

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Portfolio at a Glance
Municipal Securities	99.2%	Weighted Average Maturity	11 days
Other Assets and Liabilities	0.8%	Weighted Average Life	11 days

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

American Century Investment Services, Inc., Distributor
©2024 American Century Proprietary Holdings, Inc. All rights reserved.
(A-24934408)

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Jennifer Cabalquinto, Anne Casscells and John Loder are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2023:	$70,870
FY 2024:	$70,870

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates)

FY 2023:	$0
FY 2024:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2023:	$0
FY 2024:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2023:	$0
FY 2024:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X.

Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2023:	$98,325
FY 2024:	$343,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

May 31, 2024

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Schedule of Investments

MAY 31, 2024

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.8%
Alabama — 1.4%
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	$3,075,000	$3,069,731
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,052,957
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	637,551
Jefferson County Sewer Rev., 5.50%, 10/1/53	1,000,000	1,079,055
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,400,000	2,525,836
		8,365,130
Alaska — 0.0%
Northern Tobacco Securitization Corp. Rev., 4.00%, 6/1/50	280,000	277,762
Arizona — 6.3%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,840,000	2,690,756
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49	1,675,000	1,617,863
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,020,927
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 7.75%, 7/1/50(1)(2)(3)	7,000,000	420,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	1,400,000	84,000
Arizona Industrial Development Authority Rev., (Mirabella at ASU, Inc.), VRN, 5.35%, 10/1/28(1)	840,000	769,830
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,779,734
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,294,979
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/56	3,500,000	3,049,286
Industrial Development Authority of the City of Phoenix Arizona Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	752,575
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,461,815
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,451,084
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,002,571
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	485,661
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,005,129
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,000,000	750,688
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(1)	1,860,000	1,396,279
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,348,566
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/56(1)	1,220,000	948,635
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.25%, 7/1/47	1,000,000	1,101,119
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	1,500,000	1,595,848
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	800,000	562,003
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,650,000	2,862,037
		36,451,385
Arkansas — 0.5%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.45%, 9/1/52	2,000,000	2,034,714
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	670,000	692,346
		2,727,060
California — 4.5%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	8,000,000	1,636,303
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(4)	1,000,000	174,121
2

	Principal Amount/Shares	Value
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	$665,000	$697,398
City & County of San Francisco Special Tax District No. Special Tax, (City & County of San Francisco Dist No. 2020-1 Development), 5.75%, 9/1/50(1)	850,000	861,466
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	3,000,000	2,171,627
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	3,640,000	2,657,892
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	2,500,000	1,926,754
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	3,500,000	2,136,578
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	1,765,000	1,287,166
CSCDA Community Improvement Authority Rev., (Parallel-Anaheim), 4.00%, 8/1/56(1)	2,490,000	2,107,623
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	825,000	678,293
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	1,670,000	1,016,655
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 6.85%, 1/15/42	500,000	590,509
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	9,750,000	1,066,284
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	2,665,000	2,435,474
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	7,660,000	3,429,116
Sunnyvale Special Tax, (Community Facilities District No. 1), 7.75%, 8/1/32	1,310,000	1,313,671
		26,186,930
Colorado — 3.5%
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	326,000	314,023
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	512,908
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,144,369
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/50	1,000,000	858,251
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	832,476
City & County of Denver Airport System Rev., 5.00%, 11/15/53	1,000,000	1,028,842
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	400,000	434,469
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.25%, 12/1/54	570,000	609,763
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	272,000	266,135
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,297,810
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	1,750,000	1,752,632
Fiddlers Business Improvement District GO, 5.55%, 12/1/47(1)	1,000,000	1,012,380
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	1,455,000	1,112,459
One Horse Business Improvement District Rev., 6.00%, 6/1/24	265,000	265,000
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	525,612
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	494,674
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	955,820
State of Colorado COP, 6.00%, 12/15/38	810,000	958,685
State of Colorado COP, 6.00%, 12/15/40	1,345,000	1,579,797
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	600,000	607,836
Village Metropolitan District GO, 5.00%, 12/1/49	2,400,000	2,265,442
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	294,574
		20,123,957
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,298,828
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/55(1)	2,000,000	1,639,871
		4,938,699
Delaware — 0.7%
Delaware River & Bay Authority Rev., 5.00%, 1/1/44	425,000	458,502
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	750,000	776,415
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	2,996,000	2,846,405
		4,081,322
3

	Principal Amount/Shares	Value
District of Columbia — 1.2%
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	$750,000	$760,763
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(4)	15,000,000	3,077,212
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	2,839,005
		6,676,980
Florida — 6.8%
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	250,674
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	1,000,000	963,701
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/58	1,200,000	1,143,129
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	4,860,000	4,274,788
Florida Development Finance Corp. Rev., (Brightline Trains Florida LLC), 5.25%, 7/1/53 (AGM)	1,960,000	2,023,163
Florida Development Finance Corp. Rev., (Brightline Trains Florida LLC), 5.50%, 7/1/53	840,000	874,157
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/50(1)	2,200,000	1,929,045
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	1,500,000	1,632,430
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/53	1,250,000	1,385,057
JEA Water & Sewer System Rev., 5.50%, 10/1/54	1,000,000	1,109,956
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	733,251
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	760,868
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	892,186
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	700,000	734,171
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	1,989,258
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	960,000	1,066,364
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	1,675,000	1,642,932
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,550,247
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,830,000	1,786,546
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50	2,455,000	2,301,841
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	1,905,000	1,586,699
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	2,160,000	1,625,131
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	2,930,000	3,024,820
Village Community Development District No. 15 Special Assessment, 5.25%, 5/1/54(1)	1,000,000	1,020,896
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,920,381
		39,221,691
Georgia — 3.6%
Atlanta Department of Aviation Rev., 5.00%, 7/1/52	2,100,000	2,160,933
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	775,000	817,248
Development Authority of White County Rev., (Truett-McConnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,417,759
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/54	1,250,000	1,068,158
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/54(1)	4,020,000	3,582,748
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	4,300,000	4,301,615
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	1,050,000	1,103,085
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	3,645,000	3,813,301
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	455,000	482,819
		20,747,666
Idaho — 1.0%
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 5.50%, 11/1/45	3,250,000	2,900,706
Idaho Health Facilities Authority Rev., (North Canyon Medical Center, Inc.), 7.125%, 11/1/57	1,000,000	1,022,887
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	2,000,000	1,844,710
		5,768,303
Illinois — 7.3%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,301,590
Chicago GO, 5.00%, 1/1/28	2,000,000	2,085,641
Chicago GO, 5.00%, 1/1/29	2,000,000	2,113,221
4

	Principal Amount/Shares	Value
Chicago GO, 5.625%, 1/1/29	$2,500,000	$2,591,654
Chicago GO, 5.50%, 1/1/39	2,000,000	2,006,510
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,742,773
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,472,368
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,036,694
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	715,000	783,389
Chicago O'Hare International Airport Rev., 5.50%, 1/1/53 (AGM)	1,000,000	1,054,950
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,354,839
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,483,111
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,008,471
Illinois Finance Authority Rev., (Rush Obligated Group), 4.00%, 11/15/39	3,000,000	2,733,413
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,123,304
State of Illinois GO, 5.00%, 10/1/33	900,000	945,838
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,001,890
State of Illinois GO, 5.50%, 5/1/39	985,000	1,066,659
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,594,180
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,671,398
		42,171,893
Indiana — 0.1%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.125%, 6/1/58	250,000	252,229
Valparaiso Rev., (Pratt Paper LLC), 4.50%, 1/1/34(1)	215,000	219,185
Valparaiso Rev., (Pratt Paper LLC), 5.00%, 1/1/54(1)	100,000	102,211
		573,625
Iowa — 1.0%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34(5)	1,350,000	1,559,987
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	3,720,000	3,284,721
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 7.50%, 5/15/53	1,000,000	1,093,079
		5,937,787
Kansas — 0.1%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	870,000	784,960
Kentucky — 1.5%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,341,786
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	7,495,956
		8,837,742
Louisiana — 0.7%
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,366,376
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,014,734
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	1,500,000	1,478,828
		3,859,938
Maryland — 1.5%
Baltimore Rev., (Harbor Point Special Taxing District), 5.125%, 6/1/43	1,500,000	1,465,122
Baltimore Rev., (Harbor Point Special Taxing District), 5.00%, 6/1/51	1,200,000	1,160,689
Brunswick Special Tax, (Brunswick Crossing Special Taxing District), 5.00%, 7/1/36	1,447,000	1,456,023
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	3,370,000	2,679,121
Prince George's County Tax Allocation, (Westphalia Town Center Development District), 5.25%, 7/1/48(1)	2,000,000	1,991,536
		8,752,491
Massachusetts — 0.5%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,070,000	2,187,942
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/46(1)	1,000,000	926,153
		3,114,095
Michigan — 3.2%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,262,211
Detroit GO, 5.50%, 4/1/45	1,540,000	1,598,820
Detroit GO, 5.00%, 4/1/46	2,000,000	2,008,455
5

	Principal Amount/Shares	Value
Detroit GO, 5.00%, 4/1/50	$2,250,000	$2,249,836
Detroit GO, 5.50%, 4/1/50	1,820,000	1,885,836
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,191,754
Michigan Finance Authority Rev., 6.75%, 7/1/44(1)	1,935,000	1,891,046
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	1,580,000	1,520,992
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 0.00%, 6/1/65(4)	1,500,000	152,195
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	2,000,000	2,171,615
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/36 (AGM)	750,000	833,764
		18,766,524
Minnesota — 0.5%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	2,832,876
Missouri — 2.0%
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/48	945,000	1,032,856
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	1,890,495
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,797,744
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,102,415
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	1,000,000	940,227
		11,763,737
Nebraska — 1.4%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	2,600,000	2,603,234
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	5,000,000	5,204,855
		7,808,089
Nevada — 2.8%
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/30	1,190,000	1,192,360
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/32	305,000	305,878
Clark County Special Assessment, (Special Improvement District No. 159), 5.00%, 8/1/35	565,000	566,547
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	300,000	300,654
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	880,000	878,106
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	795,000	624,470
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 6.00%, 6/1/53	500,000	509,592
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37	1,000,000	1,000,989
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47	1,400,000	1,329,087
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	565,000	538,865
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	680,000	646,891
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	560,000	528,467
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	920,000	849,413
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	6,500,000	835,643
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(4)	13,000,000	1,364,505
Sparks Rev., 2.75%, 6/15/28(1)	1,825,000	1,724,650
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	2,850,000	2,854,208
		16,050,325
New Jersey — 3.1%
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,034,565
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	669,997
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/52	2,300,000	2,395,789
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,036,185
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.625%, 11/15/30	455,000	458,860
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,142,274
New Jersey Transportation Trust Fund Authority Rev., 5.50%, 6/15/50	1,000,000	1,085,747
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,060,172
		17,883,589
6

	Principal Amount/Shares	Value
New Mexico — 0.9%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	$500,000	$476,974
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	419,266
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,084,587
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.00%, 5/1/33(1)	1,000,000	937,994
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	2,750,000	2,483,703
		5,402,524
New York — 11.2%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,506,824
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	503,597
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	952,569
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	3,805,000	3,517,282
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,153,857
New York City GO, 5.25%, 5/1/42	1,000,000	1,096,390
New York City GO, 5.00%, 4/1/43	7,040,000	7,304,679
New York City GO, 5.25%, 5/1/43	1,000,000	1,091,750
New York City GO, 4.00%, 9/1/46	1,240,000	1,189,552
New York City GO, VRDN, 4.05%, 6/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	100,000	100,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	865,000	856,262
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/50	10,000,000	10,487,735
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.05%, 6/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	775,000	775,000
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Revenue), 5.25%, 2/1/53	1,500,000	1,630,879
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 4.05%, 6/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	275,000	275,000
New York Counties Tobacco Trust Rev., 5.00%, 6/1/45	1,000,000	924,135
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,133,937
New York State Dormitory Authority Rev., (Cornell University), 5.50%, 7/1/54	1,000,000	1,123,319
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/41	1,235,000	1,311,403
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/44	750,000	784,929
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	2,500,000	2,328,984
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.25%, 3/15/52	670,000	728,955
New York State Thruway Authority Rev., 5.25%, 1/1/54	1,000,000	1,091,793
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	4,500,000	4,413,491
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	1,630,000	1,778,294
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 4.375%, 10/1/45	2,000,000	1,945,137
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	3,800,000	3,664,115
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	2,535,000	2,631,108
New York Transportation Development Corp. Rev., (JFK NTO LLC), 5.00%, 6/30/49 (AGM)	1,000,000	1,027,192
New York Transportation Development Corp. Rev., (JFK NTO LLC), 6.00%, 6/30/54	1,095,000	1,201,137
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/48 (AGM)	500,000	563,914
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	322,978
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	625,698
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	446,056
		64,487,951
North Carolina — 1.3%
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/35	1,000,000	977,115
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,485,218
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,306,692
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,479,810
North Carolina Turnpike Authority Rev., 5.00%, 1/1/58 (AGM)	1,000,000	1,052,790
		7,301,625
7

	Principal Amount/Shares	Value
Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	$12,380,000	$11,092,968
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(4)	15,000,000	1,342,643
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,508,861
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	5,780,000	4,077,272
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,293,727
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	989,765
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,769,348
		24,074,584
Oklahoma — 0.2%
Oklahoma Water Resources Board Rev., 4.125%, 10/1/53	1,300,000	1,264,423
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	242,560
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.25%, 11/15/50	1,000,000	926,040
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.375%, 11/15/55	1,500,000	1,393,961
		2,562,561
Pennsylvania — 3.0%
Allegheny County Airport Authority Rev., 5.00%, 1/1/35 (AGM)	1,000,000	1,086,327
Berks County Industrial Development Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/47	3,000,000	1,518,479
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,067,844
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	420,000	403,260
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	847,000	778,785
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,509,341
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,012,760
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	961,702
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	1,600,000	1,732,217
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	1,600,000	1,641,459
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,503,493
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	145,000	142,464
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	1,000,000	921,325
Philadelphia Authority for Industrial Development Rev., (Philadelphia Performing Arts Charter School), 5.00%, 6/15/50(1)	1,000,000	988,499
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	954,818
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	926,174
		17,148,947
Puerto Rico — 2.2%
Puerto Rico GO, 5.375%, 7/1/25	1,412,437	1,424,799
Puerto Rico GO, 5.625%, 7/1/29	402,071	432,769
Puerto Rico GO, 5.75%, 7/1/31	390,528	435,335
Puerto Rico GO, 4.00%, 7/1/33	370,323	370,313
Puerto Rico GO, 4.00%, 7/1/35	332,871	327,013
Puerto Rico GO, 4.00%, 7/1/37	285,691	277,178
Puerto Rico GO, 4.00%, 7/1/41	388,431	361,057
Puerto Rico GO, 4.00%, 7/1/46	403,963	365,359
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(4)	60,379	60,166
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(4)	476,571	316,505
Puerto Rico GO, VRN, 0.00%, 11/1/43	1,641,486	1,019,773
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	2,500,000	2,492,178
8

	Principal Amount/Shares	Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.75%, 7/1/53	$3,000,000	$2,981,162
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/46(4)	5,000,000	1,601,514
		12,465,121
Rhode Island — 0.2%
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,000,565
South Carolina — 1.8%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,225,182
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	1,500,000	1,586,888
South Carolina Jobs-Economic Development Authority Rev., (Greenville Renewable Energy Education Charter School Obligated Group), 4.00%, 6/1/56(1)	1,530,000	1,028,114
South Carolina Jobs-Economic Development Authority Rev., (Kiawah Life Plan Village, Inc.), 5.25%, 11/15/28	5,000,000	5,023,280
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	558,520
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	883,634
		10,305,618
Tennessee — 0.4%
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.125%, 7/1/64 (BAM)(5)	635,000	633,301
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), 4.00%, 6/1/51(1)	1,700,000	1,368,417
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	502,622
		2,504,340
Texas — 6.2%
Austin Airport System Rev., 5.00%, 11/15/37	2,000,000	2,133,092
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	911,322
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	1,757,842
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 6.125%, 8/15/48	9,950,000	10,101,252
Garland Independent School District GO, 5.00%, 2/15/48 (PSF-GTD)	2,000,000	2,139,743
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,750,000	1,633,542
Houston Airport System Rev., 5.25%, 7/1/48 (AGM)	2,500,000	2,638,624
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	1,740,000	1,634,995
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.25%, 5/15/54 (AGM)	1,000,000	1,080,688
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,485,278
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/46	1,000,000	919,452
State of Texas GO, 5.00%, 8/1/41	2,300,000	2,317,733
Tarrant County Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living Fort Worth Obligated Group), 4.00%, 11/15/27	3,125,000	2,984,150
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	2,625,000	2,804,015
		35,541,728
Utah — 0.6%
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	4,250,000	3,743,971
Virginia — 2.3%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	995,000	995,765
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,016,835
Dulles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,140,000	1,111,122
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	1,905,000	1,787,606
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	1,929,168
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,065,150
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,158,858
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	922,943
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	1,190,000	1,233,781
		13,221,228
9

	Principal Amount/Shares	Value
Washington — 3.4%
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	$1,000,000	$1,016,063
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	2,000,000	1,977,799
Port of Seattle Rev., 5.00%, 8/1/46	3,530,000	3,645,143
State of Washington GO, 5.00%, 2/1/42	5,000,000	5,113,779
State of Washington GO, 5.00%, 6/1/45	4,000,000	4,269,401
Tacoma Electric System Rev., 5.00%, 1/1/54	1,000,000	1,056,809
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	425,000	412,223
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	686,083
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,414,650
		19,591,950
West Virginia — 0.9%
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 5.75%, 6/1/43(1)	500,000	522,808
Monongalia County Tax Allocation, (Monongalia County Building Commission Development District No. 4), 6.00%, 6/1/53(1)	1,000,000	1,051,459
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	3,250,000	3,532,096
		5,106,363
Wisconsin — 3.5%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	897,648
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	628,967
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	880,627
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,182,915
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	1,330,000	1,416,588
Public Finance Authority Rev., (CHF - Manoa LLC), 6.75%, 7/1/63(1)	2,000,000	2,145,545
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	481,546
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	413,684
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(6)	50,000	54,282
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	950,000	945,838
Public Finance Authority Rev., (Southminster, Inc. Obligated Group), 5.00%, 10/1/53(1)	2,750,000	2,427,346
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	1,125,000	885,668
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	1,085,000	919,535
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/51	1,100,000	809,859
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/56	1,500,000	1,073,244
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/51(1)	1,500,000	1,162,185
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,500,000	1,501,930
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	800,000	861,226
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/46	2,000,000	1,702,731
		20,391,364
TOTAL MUNICIPAL SECURITIES (Cost $604,198,484)		570,819,419
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $116,778)	116,767	116,778
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $604,315,262)		570,936,197
OTHER ASSETS AND LIABILITIES — 1.2%		7,003,826
TOTAL NET ASSETS — 100.0%		$577,940,023

10

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
PSF-GTD	–	Permanent School Fund
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $126,461,460, which represented 21.9% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

MAY 31, 2024
Assets
Investment securities, at value (cost of $604,315,262)	$570,936,197
Receivable for investments sold	1,078,335
Receivable for capital shares sold	239,179
Interest and dividends receivable	9,320,597
581,574,308

Liabilities
Payable for investments purchased	2,199,685
Payable for capital shares redeemed	984,980
Accrued management fees	234,783
Distribution and service fees payable	8,350
Dividends payable	206,487
3,634,285

Net Assets	$577,940,023

Net Assets Consist of:
Capital paid in	$662,571,244
Distributable earnings (loss)	(84,631,221)
$577,940,023

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$229,456,189	26,354,245	$8.71
I Class	$262,572,366	30,159,954	$8.71
Y Class	$55,261,234	6,349,620	$8.70
A Class	$28,131,915	3,231,400	$8.71
C Class	$2,518,319	289,337	$8.70
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $9.12 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
12

Statement of Operations

YEAR ENDED MAY 31, 2024
Investment Income (Loss)
Income:
Interest	$30,051,560
Dividends (including $102,465 from affiliated funds)	108,454
30,160,014
Expenses:
Management fees	2,905,093
Distribution and service fees:
A Class	74,593
C Class	27,177
Trustees' fees and expenses	46,395
Other expenses	45,227
3,098,485
Fees waived(1)	(8,876)
3,089,609

Net investment income (loss)	27,070,405

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (including $(546,893) from affiliated funds)	(9,300,480)
Futures contract transactions	(1,298,510)
(10,598,990)

Change in net unrealized appreciation (depreciation) on:
Investments (including $300,981 from affiliated funds)	13,980,153
Futures contracts	(449,738)
13,530,415

Net realized and unrealized gain (loss)	2,931,425

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,001,830
(1)Amount consists of $3,232, $4,472, $715, $418 and $39 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2024 AND MAY 31, 2023
Increase (Decrease) in Net Assets	May 31, 2024	May 31, 2023
Operations
Net investment income (loss)	$27,070,405	$28,532,250
Net realized gain (loss)	(10,598,990)	(28,647,964)
Change in net unrealized appreciation (depreciation)	13,530,415	(30,806,443)
Net increase (decrease) in net assets resulting from operations	30,001,830	(30,922,157)

Distributions to Shareholders
From earnings:
Investor Class	(9,946,190)	(9,896,237)
I Class	(13,138,667)	(15,304,133)
Y Class	(2,387,870)	(2,285,504)
A Class	(1,194,715)	(1,061,438)
C Class	(88,202)	(91,422)
Decrease in net assets from distributions	(26,755,644)	(28,638,734)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(93,795,685)	(97,893,692)

Net increase (decrease) in net assets	(90,549,499)	(157,454,583)

Net Assets
Beginning of period	668,489,522	825,944,105
End of period	$577,940,023	$668,489,522

See Notes to Financial Statements.
14

Notes to Financial Statements

MAY 31, 2024

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

15

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ending May 31, 2024.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

16

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $2,455,000 and $5,800,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $224,701,653 and $316,565,774, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2024		Year ended May 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	5,952,824	$50,937,157	7,540,897	$66,538,884
Issued in reinvestment of distributions	991,787	8,531,796	980,749	8,579,455
Redeemed	(8,513,243)	(72,939,642)	(11,049,865)	(97,356,538)
	(1,568,632)	(13,470,689)	(2,528,219)	(22,238,199)
I Class
Sold	12,945,767	109,811,962	24,114,602	211,667,619
Issued in reinvestment of distributions	1,441,103	12,376,379	1,661,333	14,539,805
Redeemed	(23,600,301)	(199,937,348)	(34,291,252)	(300,486,641)
	(9,213,431)	(77,749,007)	(8,515,317)	(74,279,217)
Y Class
Sold	1,743,997	14,999,371	1,848,487	16,300,580
Issued in reinvestment of distributions	277,446	2,386,187	261,051	2,282,706
Redeemed	(1,857,784)	(15,907,207)	(2,635,964)	(23,061,530)
	163,659	1,478,351	(526,426)	(4,478,244)
A Class
Sold	131,357	1,112,119	1,260,391	10,931,949
Issued in reinvestment of distributions	117,975	1,014,393	101,346	886,104
Redeemed	(659,934)	(5,601,465)	(965,165)	(8,420,370)
	(410,602)	(3,474,953)	396,572	3,397,683
C Class
Sold	52,534	455,281	118,937	1,054,746
Issued in reinvestment of distributions	9,152	78,760	8,990	78,596
Redeemed	(131,027)	(1,113,428)	(163,236)	(1,429,057)
	(69,341)	(579,387)	(35,309)	(295,715)
Net increase (decrease)	(11,098,347)	$(93,795,685)	(11,208,699)	$(97,893,692)

17

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2024 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$8,429	—	$8,730	$301	—	—	$(547)	$102
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$570,819,419	—
Short-Term Investments	$116,778	—	—
	$116,778	$570,819,419	—

9. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $22,602,443 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended May 31, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $(1,298,510) in net realized gain (loss) on futures contract transactions and $(449,738) in change in net unrealized appreciation (depreciation) on futures contracts.
18

10. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

11. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2024 and May 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Exempt income	$26,755,644	$28,638,734
Taxable ordinary income	—	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$604,317,795
Gross tax appreciation of investments	$12,616,478
Gross tax depreciation of investments	(45,998,076)
Net tax appreciation (depreciation) of investments	(33,381,598)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(33,381,598)
Other book-to-tax adjustments	$(159,879)
Undistributed exempt income	—
Accumulated short-term capital losses	$(26,256,779)
Accumulated long-term capital losses	$(24,832,965)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to income from defaulted securities.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$8.63	0.37	0.08	0.45	(0.37)	—	(0.37)	$8.71	5.30%	0.60%	0.60%	4.32%	4.32%	37%	$229,456
2023	$9.31	0.34	(0.68)	(0.34)	(0.34)	—	(0.34)	$8.63	(3.61)%	0.60%	0.60%	3.86%	3.86%	50%	$240,924
2022	$10.36	0.29	(0.97)	(0.68)	(0.29)	(0.08)	(0.37)	$9.31	(6.72)%	0.59%	0.59%	2.91%	2.91%	60%	$283,598
2021	$9.34	0.33	1.02	1.35	(0.33)	—	(0.33)	$10.36	14.64%	0.59%	0.60%	3.30%	3.29%	53%	$323,276
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	0.60%	3.45%	3.45%	75%	$268,023
I Class
2024	$8.63	0.40	0.06	0.46	(0.38)	—	(0.38)	$8.71	5.51%	0.40%	0.40%	4.52%	4.52%	37%	$262,572
2023	$9.31	0.36	(0.68)	(0.32)	(0.36)	—	(0.36)	$8.63	(3.42)%	0.40%	0.40%	4.06%	4.06%	50%	$339,700
2022	$10.36	0.31	(0.97)	(0.66)	(0.31)	(0.08)	(0.39)	$9.31	(6.53)%	0.39%	0.39%	3.11%	3.11%	60%	$445,970
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.87%	0.39%	0.40%	3.50%	3.49%	53%	$432,620
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	0.40%	3.65%	3.65%	75%	$320,785
Y Class
2024	$8.62	0.39	0.07	0.46	(0.38)	—	(0.38)	$8.70	5.66%	0.37%	0.37%	4.55%	4.55%	37%	$55,261
2023	$9.31	0.36	(0.69)	(0.33)	(0.36)	—	(0.36)	$8.62	(3.50)%	0.37%	0.37%	4.09%	4.09%	50%	$53,353
2022	$10.36	0.32	(0.97)	(0.65)	(0.32)	(0.08)	(0.40)	$9.31	(6.50)%	0.36%	0.36%	3.14%	3.14%	60%	$62,488
2021	$9.34	0.35	1.02	1.37	(0.35)	—	(0.35)	$10.36	14.90%	0.36%	0.37%	3.53%	3.52%	53%	$64,919
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	0.37%	3.68%	3.68%	75%	$36,453
A Class
2024	$8.63	0.35	0.07	0.42	(0.34)	—	(0.34)	$8.71	5.03%	0.85%	0.85%	4.07%	4.07%	37%	$28,132
2023	$9.31	0.32	(0.68)	(0.36)	(0.32)	—	(0.32)	$8.63	(3.85)%	0.85%	0.85%	3.61%	3.61%	50%	$31,420
2022	$10.36	0.27	(0.97)	(0.70)	(0.27)	(0.08)	(0.35)	$9.31	(6.95)%	0.84%	0.84%	2.66%	2.66%	60%	$30,220
2021	$9.34	0.31	1.01	1.32	(0.30)	—	(0.30)	$10.36	14.35%	0.84%	0.85%	3.05%	3.04%	53%	$35,772
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	0.85%	3.20%	3.20%	75%	$33,838
C Class
2024	$8.63	0.29	0.06	0.35	(0.28)	—	(0.28)	$8.70	4.25%	1.60%	1.60%	3.32%	3.32%	37%	$2,518
2023	$9.31	0.25	(0.68)	(0.43)	(0.25)	—	(0.25)	$8.63	(4.57)%	1.60%	1.60%	2.86%	2.86%	50%	$3,094
2022	$10.36	0.19	(0.97)	(0.78)	(0.19)	(0.08)	(0.27)	$9.31	(7.65)%	1.59%	1.59%	1.91%	1.91%	60%	$3,668
2021	$9.34	0.23	1.02	1.25	(0.23)	—	(0.23)	$10.36	13.51%	1.59%	1.60%	2.30%	2.29%	53%	$4,869
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	1.60%	2.45%	2.45%	75%	$10,800

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the High-Yield Municipal Fund and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Municipal Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
22

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $26,724,562 as exempt interest dividends for the fiscal year ended May 31, 2024.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 2407

Annual Financial Statements and Other Information

May 31, 2024

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Schedule of Investments

MAY 31, 2024

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 100.1%
Alabama — 2.8%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	$10,000,000	$10,557,291
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,645,000	1,647,026
Black Belt Energy Gas District Rev., VRN, 5.25%, 2/1/53 (GA: Morgan Stanley)	15,000,000	15,672,546
Black Belt Energy Gas District Rev., VRN, 4.00%, 4/1/53 (GA: Goldman Sachs Group, Inc.)	6,925,000	6,913,135
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	1,630,000	1,693,031
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	16,170,000	17,026,316
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,500,000	1,623,760
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	3,750,000	4,100,746
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	4,800,000	5,100,406
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,007,814
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,013,404
Jefferson County Sewer Rev., 5.00%, 10/1/27	1,250,000	1,302,282
Jefferson County Sewer Rev., 5.00%, 10/1/28	2,000,000	2,110,182
Jefferson County Sewer Rev., 5.00%, 10/1/32	2,250,000	2,484,145
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	8,890,000	9,346,760
Southeast Energy Authority A Cooperative District Rev., VRN, 5.50%, 1/1/53 (GA: Morgan Stanley)	5,000,000	5,301,006
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	11,715,000	12,329,236
		100,229,086
Alaska — 0.1%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	3,610,224
Arizona — 4.1%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.61%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	605,000	605,576
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 4.52%, (S&P Municipal Bond 7‐Day High Grade Index plus 0.81%), 1/1/37	7,500,000	7,029,118
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.61%, (MUNIPSA plus 0.25%), 1/1/46	3,240,000	3,202,092
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	315,000	316,707
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	350,000	345,704
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	603,713
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	821,032
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/28	4,545,000	4,741,808
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.75%, 7/1/30(2)(3)(4)	5,000,000	300,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	1,175,000	1,151,222
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	640,236
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	314,899
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	265,964
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	661,387
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	317,009
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	316,987
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	251,359
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	553,871
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,741,612
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,627,238
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	491,454
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 3.00%, 12/15/31(2)	475,000	427,350
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	250,000	216,017
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/51(2)	700,000	549,448

	Principal Amount/Shares	Value
Arizona Sports & Tourism Authority Rev., 5.00%, 7/1/25 (BAM)	$2,000,000	$2,028,200
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/28	2,090,000	2,226,064
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/29	2,500,000	2,706,037
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/34	2,105,000	2,362,996
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/35	5,000,000	5,614,167
Glendale Industrial Development Authority Rev., (People of Faith, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	950,590
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	2,750,000	2,733,899
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	499,932
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	201,217
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	303,111
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	217,938
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	710,729
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	709,114
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	303,554
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,006,207
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,252,880
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/36	1,875,000	1,885,970
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/41	1,200,000	1,202,459
Industrial Development Authority of the City of Phoenix Arizona Rev., (GreatHearts Arizona Obligated Group), 5.00%, 7/1/46	1,300,000	1,297,336
Industrial Development Authority of the City of Phoenix Arizona Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	11,126,525
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	3,380,000	2,885,905
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	1,140,000	891,395
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/51(2)	6,500,000	5,082,513
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/57(2)	3,140,000	2,357,159
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	919,391
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	815,836
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	662,189
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,654,418
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,525,830
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	180,000	180,987
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	2,805,000	2,815,752
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/41	430,000	372,456
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/46	345,000	286,589
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	2,750,000	2,639,798
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 4.00%, 2/15/51	580,000	461,161
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 3.93%, (MUNIPSA plus 0.57%), 1/1/35	3,390,000	3,387,527

	Principal Amount/Shares	Value
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	$1,750,000	$1,787,496
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	5,200,000	5,552,298
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	1,000,000	984,178
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	1,858,220
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	3,355,094
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/51(2)	1,650,000	1,317,266
Phoenix GO, 5.00%, 7/1/25	3,000,000	3,047,072
Phoenix GO, 5.00%, 7/1/26	2,750,000	2,838,741
Phoenix GO, 5.00%, 7/1/27	3,000,000	3,148,624
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/30	1,000,000	1,097,947
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/31	1,000,000	1,113,019
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/33	500,000	570,130
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/42 (AGM)	1,725,000	1,874,911
Pima County Unified School District No. 1 Tucson GO, 5.00%, 7/1/43 (AGM)	1,000,000	1,082,520
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	6,910,000	6,913,083
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	7,500,000	7,984,573
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	10,653,296
		148,948,102
California — 4.0%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,197,628
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(5)	2,000,000	1,914,528
California Community Choice Financing Authority Rev., VRN, 3.81%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	8,770,000	8,147,379
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	1,665,000	1,746,118
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	1,090,000	1,076,909
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-11), 5.00%, 9/1/52	5,000,000	5,051,486
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,509,921
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,521,429
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,017,042
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	1,005,000	995,514
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(2)	1,350,000	1,366,501
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	6,255,000	6,321,690
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,019,586
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NPFG)(5)	2,530,000	2,112,125
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	3,200,000	2,336,608
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	1,455,000	885,768
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	19,815,000	18,539,869
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,228,569
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,566,991
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 4.00%, 9/1/27	1,455,000	1,450,729
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,490,248
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,253,863
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,062,937
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,158,284
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	800,000	815,378
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,019,222
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,043,231
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,314,525

	Principal Amount/Shares	Value
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	$1,000,000	$1,014,915
Orange County Community Facilities District Special Tax, 5.00%, 8/15/38	1,230,000	1,258,941
Orange County Community Facilities District Special Tax, 5.00%, 8/15/42	2,000,000	2,034,057
Orange County Community Facilities District Special Tax, 5.25%, 8/15/43	1,350,000	1,378,447
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2021-1), 5.00%, 8/15/47	1,700,000	1,704,953
Orange County Transportation Authority Rev., 4.00%, 10/15/24(1)	7,140,000	7,151,857
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	1,999,098
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,220,553
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,043,043
Poway Unified School District GO, (Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/41(5)	5,110,000	2,454,489
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	621,664
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,053,195
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/25, Prerefunded at 100% of Par(1)	6,000,000	6,057,992
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/37	800,000	909,613
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/38	825,000	934,296
State of California GO, 4.00%, 9/1/32	5,000,000	5,008,797
State of California GO, 4.00%, 8/1/35	10,000,000	10,010,364
State of California GO, 4.00%, 9/1/35	10,815,000	10,825,859
		146,846,211
Colorado — 3.2%
Adams County COP, 4.00%, 12/1/26	2,250,000	2,260,660
Adams County COP, 4.00%, 12/1/27	1,310,000	1,314,762
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43 (ST AID WITHHLDG)	3,000,000	3,199,127
City & County of Denver Airport System Rev., 5.00%, 11/15/34	270,000	303,390
City & County of Denver Airport System Rev., 5.00%, 11/15/35	500,000	561,120
City & County of Denver Airport System Rev., 5.00%, 11/15/36	400,000	447,207
City & County of Denver Airport System Rev., 5.00%, 11/15/37	320,000	355,799
City & County of Denver Airport System Rev., 5.00%, 11/15/37	600,000	667,124
City & County of Denver Airport System Rev., 5.00%, 11/15/38	875,000	967,712
City & County of Denver Airport System Rev., 5.00%, 11/15/38	1,080,000	1,194,433
City & County of Denver Airport System Rev., 5.25%, 11/15/39	1,300,000	1,455,675
City & County of Denver Airport System Rev., 5.00%, 11/15/40	1,100,000	1,205,027
City & County of Denver Airport System Rev., 5.25%, 11/15/40	670,000	746,043
City & County of Denver Airport System Rev., 5.00%, 11/15/41	1,500,000	1,637,083
City & County of Denver Airport System Rev., 5.25%, 11/15/41	570,000	632,339
City & County of Denver Airport System Rev., 5.00%, 11/15/42	1,125,000	1,223,820
City & County of Denver Airport System Rev., 5.25%, 11/15/42	500,000	552,891
City & County of Denver Airport System Rev., 5.25%, 11/15/47	3,350,000	3,648,871
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	10,000,000	9,626,116
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	7,400,000	7,507,989
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/29	3,300,000	3,511,911
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	1,400,000	1,520,641
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	7,795,000	7,928,850
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,250,000	1,241,391
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	2,000,000	1,767,847
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/50	3,000,000	2,415,372
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	350,665
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	392,796
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	404,907
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	255,050

	Principal Amount/Shares	Value
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	$2,160,000	$2,204,233
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	611,623
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	8,500,000	8,715,905
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/44	4,875,000	5,037,454
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	709,639
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	731,046
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	508,444
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,003,624
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,003,095
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	515,704
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,044,089
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	793,144
Morgan Hill Metropolitan District No. 3 GO, 4.00%, 12/1/51	2,040,000	1,559,736
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/26 (AGM)	600,000	615,675
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/28 (AGM)	670,000	702,306
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	400,000	423,036
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/29 (AGM)	735,000	777,329
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	300,000	320,407
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/30 (AGM)	755,000	806,357
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	300,000	323,219
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31 (AGM)	935,000	1,007,365
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/31	1,235,000	1,293,962
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/32 (AGM)	500,000	544,898
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/33 (AGM)	425,000	463,091
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/34 (AGM)	325,000	354,069
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/34	1,465,000	1,534,526
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/35 (AGM)	350,000	380,783
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/35	1,540,000	1,611,165
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/36 (AGM)	250,000	270,937
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/37 (AGM)	275,000	296,386
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/37	1,000,000	1,008,351
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/37	1,700,000	1,766,804
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/38 (AGM)	300,000	321,630
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/38	1,785,000	1,849,146
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/40 (AGM)	1,100,000	1,172,266
Park Creek Metropolitan District Rev., (Westerly Creek District Service Area), 5.00%, 12/1/45	3,875,000	3,830,763
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	1,100,000	1,156,346
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	681,850
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	702,865
State of Colorado COP, 6.00%, 12/15/38	1,960,000	2,319,782
State of Colorado COP, 6.00%, 12/15/40	3,270,000	3,840,845
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)	180,000	183,185
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)	195,000	200,796
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	138,932
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)	200,000	208,284
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	134,745
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)	210,000	221,012
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	129,535
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)	215,000	229,026
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	129,500
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)	215,000	229,567
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	129,459
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)	230,000	245,646

	Principal Amount/Shares	Value
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	$135,000	$139,771
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)	500,000	534,087
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	165,645
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)	505,000	539,111
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)	285,000	304,143
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)	100,000	106,564
		118,079,521
Connecticut — 2.1%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	514,394
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	635,267
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,588,497
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	532,643
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,352,217
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,063,399
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,053,932
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	678,070
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	1,814,370
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,052,690
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,541,725
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	2,250,000	2,276,879
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/30	1,000,000	1,004,875
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/32	1,030,000	1,031,824
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/33	1,000,000	1,000,486
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	1,000,000	993,113
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	958,461
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	274,075
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,020,299
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/30(2)	500,000	489,750
Connecticut State Health & Educational Facilities Authority Rev., (McLean Affiliates Obligated Group), 5.00%, 1/1/45(2)	1,500,000	1,301,658
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	620,575
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	516,612
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,136,409
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	360,941
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	411,276
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	6,500,000	6,438,351
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 2.80%, 7/1/57	6,530,000	6,392,502
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	5,000,000	4,937,072
State of Connecticut GO, 5.00%, 1/15/29	5,615,000	6,016,822
State of Connecticut GO, 5.00%, 4/15/32	5,000,000	5,357,725
State of Connecticut GO, 4.00%, 1/15/35	5,500,000	5,619,125
State of Connecticut GO, 4.00%, 1/15/36	12,560,000	12,790,998
State of Connecticut GO, 5.00%, 11/15/36	1,000,000	1,118,798
State of Connecticut GO, 5.00%, 11/15/37	1,000,000	1,112,647
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,025,355
		77,033,832
Delaware — 0.1%
Delaware River & Bay Authority Rev., 5.00%, 1/1/34	400,000	452,705
Delaware River & Bay Authority Rev., 5.00%, 1/1/35	1,750,000	1,978,432
Delaware River & Bay Authority Rev., 5.00%, 1/1/36	550,000	620,989

	Principal Amount/Shares	Value
Delaware River & Bay Authority Rev., 5.00%, 1/1/37	$700,000	$785,560
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.25%, 7/1/44(2)	875,000	899,007
		4,736,693
District of Columbia — 1.4%
District of Columbia GO, 5.00%, 6/1/25	1,590,000	1,614,867
District of Columbia GO, 5.00%, 6/1/30	7,130,000	7,831,682
District of Columbia Rev., 5.00%, 10/1/33	14,600,000	15,834,656
District of Columbia Rev., 4.00%, 3/1/45	9,890,000	9,679,691
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,257,486
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,254,528
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	2,635,000	2,612,248
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	246,495
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/41	5,100,000	5,551,680
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	3,330,000	3,597,776
		49,481,109
Florida — 6.2%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,751,729
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,000,842
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	2,900,000	2,794,734
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/25	500,000	502,177
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/26	500,000	504,057
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	255,000	259,323
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/29	1,000,000	1,018,531
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/30	500,000	510,572
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/31	500,000	510,210
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/32	500,000	509,323
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	500,000	508,171
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/37	940,000	958,497
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/38	680,000	689,900
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/39	765,000	770,456
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/40	855,000	857,827
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/41	945,000	945,738
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/42	1,045,000	1,040,492
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/43	1,145,000	1,132,209
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	2,500,000	2,438,377
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	2,955,000	3,208,162
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	5,000,000	4,397,930
Florida Development Finance Corp. Rev., 4.00%, 7/1/51(2)	1,850,000	1,527,012
Florida Development Finance Corp. Rev., (Florida Health Sciences Center, Inc. Obligated Group), VRN, 5.00%, 8/1/56	8,700,000	9,240,051
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/31(2)	300,000	294,624
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 5.00%, 6/1/35(2)	225,000	216,527
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 4.00%, 9/15/30(2)	470,000	444,891
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 5.00%, 9/15/40(2)	1,050,000	982,105
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	15,600,000	15,616,971
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	300,000	310,124
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/26	550,000	568,560
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	400,000	420,163
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/27	600,000	630,244
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	400,000	427,078
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/28	650,000	694,002
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	800,000	881,082
Fort Lauderdale Water & Sewer Rev., 5.00%, 9/1/40	1,000,000	1,101,353

	Principal Amount/Shares	Value
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	$3,500,000	$3,888,234
Fort Myers Rev., 4.00%, 12/1/29	170,000	171,278
Fort Myers Rev., 4.00%, 12/1/30	150,000	151,063
Fort Myers Rev., 4.00%, 12/1/31	650,000	654,186
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,773,322
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,420,263
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/32	1,100,000	1,235,555
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,256,239
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,556,904
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,504,535
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	3,500,000	3,917,784
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	5,272,998
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	5,252,068
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,076,613
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	501,886
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	505,000	509,743
Orlando Utilities Commission Rev., 5.00%, 10/1/42	3,200,000	3,492,265
Orlando Utilities Commission Rev., 5.00%, 10/1/43	6,800,000	7,362,759
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(5)	1,200,000	717,420
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(5)	3,000,000	1,682,158
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(5)	1,500,000	748,650
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(5)	1,800,000	837,622
Palm Beach County Health Facilities Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/41	1,250,000	1,177,863
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	994,985
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,156,511
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,618,387
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,507,885
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	973,944
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/38	2,000,000	1,894,091
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/27 (AGM)	500,000	524,461
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/28 (AGM)	600,000	638,191
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/29 (AGM)	500,000	538,960
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/30 (AGM)	550,000	599,650
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.25%, 9/1/32 (AGM)	1,075,000	1,196,035
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	850,000	864,858
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	15,415,000	15,455,474
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	885,000	839,386
Port State Lucie Utility System Rev., 4.00%, 9/1/36	5,000,000	5,004,869
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,347,449
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	954,916
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,839,999
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,079,472
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,375,476
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/36	5,555,000	6,235,211
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	803,590
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	995,510
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	12,740,000	11,788,451
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,154,755
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,449,772

	Principal Amount/Shares	Value
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	$3,995,000	$4,149,801
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	988,018
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/30 (AGM)	900,000	962,768
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/33 (AGM)	835,000	918,323
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/34 (AGM)	490,000	538,789
Village Community Development District No. 10 Special Assessment, 5.00%, 5/1/37 (AGM)	1,155,000	1,257,436
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28	1,645,000	1,639,344
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33	1,800,000	1,780,619
Village Community Development District No. 13 Special Assessment, 1.875%, 5/1/25(2)	250,000	245,439
Village Community Development District No. 13 Special Assessment, 1.80%, 5/1/26	295,000	283,356
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	950,000	904,220
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/30(2)	1,705,000	1,568,760
Village Community Development District No. 13 Special Assessment, 2.55%, 5/1/31	980,000	884,319
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,095,000	2,902,090
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/35(2)	2,255,000	1,998,114
Village Community Development District No. 13 Special Assessment, 2.85%, 5/1/36	975,000	832,401
Village Community Development District No. 13 Special Assessment, 3.55%, 5/1/39	1,245,000	1,122,802
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/40(2)	2,415,000	2,047,832
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/41	1,460,000	1,173,514
Village Community Development District No. 13 Special Assessment, 3.25%, 5/1/52	4,410,000	3,317,976
Village Community Development District No. 14 Special Assessment, 5.125%, 5/1/37	4,390,000	4,564,214
Village Community Development District No. 14 Special Assessment, 5.375%, 5/1/42	3,900,000	4,044,244
Village Community Development District No. 15 Special Assessment, 4.375%, 5/1/33(2)	1,000,000	1,002,905
Village Community Development District No. 15 Special Assessment, 4.85%, 5/1/38(2)	750,000	758,754
Village Community Development District No. 15 Special Assessment, 5.00%, 5/1/43(2)	500,000	507,080
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,036,200
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,244,517
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,086,330
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,137,421
		226,555,326
Georgia — 2.4%
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	903,408
Atlanta Airport Passenger Facility Charge Rev., 5.00%, 7/1/37	7,000,000	7,769,784
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	2,585,000	2,725,918
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	5,225,000	5,230,732
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	1,820,000	1,796,627
George L Smith II Congress Center Authority Rev., 2.375%, 1/1/31	2,000,000	1,774,322
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	1,100,000	1,070,815
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	2,460,000	2,317,526
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(2)	4,355,000	4,263,870
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,158,353
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,053,642
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/37 (GA: Macquarie Group Ltd.)	4,500,000	4,674,454
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	20,200,000	20,207,587
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	6,900,000	7,248,845
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	10,400,000	10,880,199
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Royal Bank of Canada)	3,635,000	3,857,249
Metropolitan Atlanta Rapid Transit Authority Rev., 4.00%, 7/1/35	5,095,000	5,107,413
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/38	1,400,000	1,392,053
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/39	2,750,000	2,715,595
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	2,125,000	2,025,378
		88,173,770
Hawaii — 0.3%
City & County of Honolulu GO, 4.00%, 7/1/42	4,025,000	4,033,008

	Principal Amount/Shares	Value
State of Hawaii GO, 5.00%, 1/1/36	$7,000,000	$7,472,564
		11,505,572
Illinois — 9.1%
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,007,242
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,020,565
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,706,958
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,002,167
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/39 (BAM)	1,340,000	1,415,718
Chicago GO, 5.00%, 1/1/30	6,600,000	7,038,417
Chicago GO, 4.00%, 1/1/35	3,000,000	2,990,398
Chicago GO, 5.25%, 1/1/38	5,000,000	5,347,145
Chicago GO, 6.00%, 1/1/38	5,000,000	5,197,688
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	6,705,000	6,910,937
Chicago Board of Education GO, 5.00%, 12/1/28 (AGM)	8,295,000	8,570,338
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	1,250,000	1,294,017
Chicago Board of Education GO, 5.00%, 12/1/31 (AGM)	2,250,000	2,331,098
Chicago Board of Education GO, 5.00%, 12/1/32 (AGM)	1,000,000	1,035,956
Chicago Midway International Airport Rev., 5.00%, 1/1/34 (BAM)	2,000,000	2,246,122
Chicago Midway International Airport Rev., 5.00%, 1/1/35 (BAM)	3,000,000	3,363,872
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	9,246,650
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,380,534
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,166,448
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,419,044
Chicago O'Hare International Airport Rev., 4.00%, 1/1/42	2,500,000	2,433,412
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/39 (BAM)	1,190,000	1,303,959
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/40 (BAM)	1,700,000	1,852,314
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/41 (BAM)	1,950,000	2,116,769
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,101,302
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,327,437
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,500,875
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,001,184
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,001,184
Chicago Wastewater Transmission Rev., 5.00%, 1/1/33 (AGM)	6,000,000	6,641,042
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	758,249
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	758,110
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,513,549
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,302,723
Chicago Wastewater Transmission Rev., 5.00%, 1/1/42 (BAM)	1,750,000	1,902,239
Chicago Wastewater Transmission Rev., 5.00%, 1/1/43 (BAM)	2,000,000	2,158,773
Chicago Wastewater Transmission Rev., 5.00%, 1/1/44 (BAM)	2,000,000	2,147,773
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,091,377
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,060,405
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,312,487
Chicago Waterworks Rev., 5.00%, 11/1/31 (AGM)	1,650,000	1,805,424
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,630,224
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,554,056
Cook County GO, 5.00%, 11/15/25	3,600,000	3,671,849
Cook County GO, 5.00%, 11/15/27	2,800,000	2,875,210
Cook County GO, 5.00%, 11/15/28	1,000,000	1,027,332
Cook County GO, 5.00%, 11/15/29	3,270,000	3,358,605
Cook County GO, 5.00%, 11/15/31	2,350,000	2,417,002

	Principal Amount/Shares	Value
Cook County GO, 5.00%, 11/15/34	$2,000,000	$2,046,668
Cook County GO, 5.00%, 11/15/35	1,800,000	1,837,363
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,196,707
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,019,626
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,488,351
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,138,803
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,191,675
Cook County Sales Tax Rev., 5.25%, 11/15/45	7,275,000	7,802,169
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,053,358
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,020,813
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,103,255
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,234,023
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,294,606
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,359,769
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,425,749
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,577,218
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	400,224
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	405,217
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	358,816
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	410,458
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	780,437
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	7,456,992
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,513,103
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,003,443
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,928,838
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,101,479
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	510,840
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	322,209
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	511,441
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	582,569
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	965,000	985,271
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,516,992
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	4,976,282
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.06%, (MUNIPSA plus 0.70%), 5/1/42	2,000,000	1,966,846
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	332,727
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	705,886
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	755,268
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,000,000	5,039,672
Illinois Finance Authority Rev., (Rush Obligated Group), 5.00%, 11/15/29	5,475,000	5,518,441
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/34	10,000,000	10,986,129
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	4,750,000	4,920,889
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,319,784
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,631,920
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,052,605
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,048,313
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,263,660
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,632,424
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	5,810,000	5,847,445
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	11,410,000	11,607,643
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	1,670,000	1,822,114
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/26, Prerefunded at 100% of Par(1)	3,000,000	3,075,206
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,584,898
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,698,725

	Principal Amount/Shares	Value
State of Illinois GO, 5.50%, 5/1/30	$2,500,000	$2,639,992
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,206,955
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,001,890
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,083,764
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,597,281
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,128,294
State of Illinois GO, 5.00%, 5/1/41	500,000	537,950
State of Illinois GO, 5.25%, 5/1/42	2,000,000	2,181,744
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/40	1,220,000	1,341,626
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.50%, 10/1/41	1,665,000	1,829,436
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,299,232
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,588,662
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,129,396
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	804,315
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,529,827
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,034,545
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,033,083
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,009,343
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,146,905
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	1,784,892
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/26, Prerefunded at 100% of Par (AGM)(1)	55,000	56,327
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,398,448
Will County Community Unit School District No. 201-U Crete-Monee GO, Capital Appreciation, 5.00%, 1/1/27 (AGM)	2,760,000	2,799,842
		331,845,287
Indiana — 0.8%
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,135,661
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,031,667
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,531,828
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/32	325,000	341,270
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/33	415,000	436,280
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/38	800,000	828,863
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/43	860,000	878,056
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	1,898,047
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,010,435
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,041,172
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,061,468
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	3,635,000	3,783,261
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	3,030,000	3,074,784
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/27	2,000,000	2,034,275
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,001,085
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,151,888
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,195,530
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,375,642
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,157,026
		27,968,238
Iowa — 0.4%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34(6)	6,750,000	7,799,937
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	1,275,000	1,459,485
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	1,275,000	1,454,762
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.28%, (SOFR plus 0.55%), 5/15/56	5,000,000	4,681,686
		15,395,870
Kansas — 0.0%
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 2.875%, 4/1/30	415,000	396,101

	Principal Amount/Shares	Value
Kentucky — 1.8%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/28	$600,000	$614,108
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/29	265,000	273,399
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/32	900,000	920,238
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/33	580,000	559,935
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/34	500,000	479,873
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/35	465,000	443,544
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/36	380,000	360,371
Ashland Rev., (Royal Blue Health LLC Obligated Group), 4.00%, 2/1/38	745,000	694,310
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	775,000	781,115
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,683,630
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,000,000
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,348,587
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	14,995,733
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	14,742,047
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	12,000,000	12,786,448
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/31 (BAM)	2,000,000	2,104,856
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 5/1/33 (BAM)	1,750,000	1,838,236
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,522,372
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,128,211
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,056,364
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,307,763
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,537,556
		67,178,696
Louisiana — 1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,035,601
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	6,000,000	6,120,440
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,007,032
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,007,011
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/39	1,625,000	1,771,939
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/40	1,750,000	1,895,843
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	515,411
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	844,021
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	368,488
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,156,213
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,257,952
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,257,404
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	200,000
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	776,628
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	12,600,000	12,422,152
State of Louisiana GO, 4.00%, 5/1/32	4,250,000	4,251,777
		36,887,912
Maryland — 1.3%
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	625,000	610,381
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	3,480,000	3,432,012
Baltimore Rev., (Harbor Point Special Taxing District), 4.25%, 6/1/26	800,000	789,264
Baltimore Rev., (Harbor Point Special Taxing District), 4.75%, 6/1/31	1,500,000	1,470,978
Baltimore Rev., (Harbor Point Special Taxing District), 4.875%, 6/1/42	1,375,000	1,339,475
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	1,600,000	1,595,342
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	519,324

	Principal Amount/Shares	Value
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	$2,000,000	$2,076,805
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	465,000	471,354
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/28	565,000	574,965
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/30	1,015,000	1,039,068
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/32	1,785,000	1,835,354
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	1,200,000	1,239,166
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/35	1,075,000	1,102,102
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/36	1,080,000	1,104,867
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/37	1,120,000	1,142,761
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/38	450,000	457,879
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/39	435,000	440,328
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/24 (AGM)	300,000	299,878
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/25 (AGM)	330,000	330,852
Maryland Economic Development Corp. Rev., (University of Maryland Baltimore County Project), 4.00%, 7/1/26 (AGM)	375,000	376,644
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/35 (AGM)	1,230,000	1,256,638
Maryland Economic Development Corp. Rev., (University of Maryland College Park), 5.00%, 6/1/43 (AGM)	1,000,000	1,009,227
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	201,662
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	177,787
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	122,810
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	132,781
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	178,339
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	254,553
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	304,945
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	329,704
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore MD Port Covington Development District), 4.00%, 9/1/40	4,005,000	3,509,505
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,621,210
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,193,361
State of Maryland GO, 4.00%, 3/15/30	10,000,000	10,112,670
		47,653,991
Massachusetts — 2.3%
Commonwealth of Massachusetts GO, 5.00%, 10/1/34	10,000,000	11,406,813
Massachusetts GO, 5.00%, 1/1/35	10,000,000	10,716,431
Massachusetts GO, 5.00%, 10/1/37	10,000,000	11,150,928
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/34	375,000	424,931
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	750,000	849,738
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/35	1,000,000	1,132,984
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,000,000	1,131,120
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/36	1,250,000	1,413,899
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/37	1,145,000	1,287,506
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,000,000	1,115,700
Massachusetts Clean Water Trust Rev., 5.00%, 2/1/38	1,585,000	1,768,385
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/25	2,345,000	2,367,806
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/26	2,280,000	2,340,978

	Principal Amount/Shares	Value
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/34	$1,000,000	$1,148,373
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/35	550,000	631,503
Massachusetts Development Finance Agency Rev., (Beth Israel Lahey Health Obligated Group), 5.00%, 7/1/34	3,250,000	3,646,255
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	2,425,000	2,563,169
Massachusetts Development Finance Agency Rev., (Children's Hospital Corp. Obligated Group), 5.00%, 3/1/34	2,000,000	2,285,991
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,248,270
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,157,212
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/24(2)	130,000	129,869
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/25(2)	125,000	124,353
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/26(2)	160,000	158,966
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/27(2)	160,000	158,893
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/28(2)	170,000	168,776
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/29(2)	300,000	298,135
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/30(2)	325,000	323,087
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/31(2)	350,000	347,864
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/32(2)	400,000	397,218
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/33(2)	315,000	312,558
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/34(2)	300,000	297,416
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/35(2)	275,000	272,309
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/36(2)	465,000	458,431
Massachusetts Development Finance Agency Rev., (Milford Regional Medical Center Obligated Group), 5.00%, 7/15/37(2)	245,000	239,621
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	1,850,000	1,881,610
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/47(2)	1,000,000	1,000,537
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 4.00%, 2/15/36	4,500,000	4,836,299
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	641,524
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	800,742
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	799,252
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	566,130
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	482,814
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	455,905
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	617,489
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	1,858,291
		84,416,081
Michigan — 3.3%
Birmingham City School District GO, 5.00%, 5/1/29	1,550,000	1,668,748
Birmingham City School District GO, 5.00%, 5/1/30	1,875,000	2,043,183
Birmingham City School District GO, 5.00%, 5/1/31	2,250,000	2,487,075
Birmingham City School District GO, 5.00%, 5/1/32	1,900,000	2,125,414
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,471,841
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,579,574
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,664,744
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,826,720

	Principal Amount/Shares	Value
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	$1,970,000	$1,955,353
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,814,848
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,422,748
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,534,054
Detroit GO, 5.00%, 4/1/32	1,275,000	1,326,924
Detroit GO, 5.00%, 4/1/34	1,000,000	1,040,459
Detroit GO, 5.00%, 4/1/37	1,750,000	1,779,732
Detroit GO, 5.00%, 4/1/38	2,650,000	2,728,018
Detroit GO, 4.00%, 4/1/42	1,625,000	1,448,032
Detroit GO, 6.00%, 5/1/43	250,000	276,092
Detroit GO, 5.00%, 4/1/46	1,745,000	1,752,377
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/24 (AGM)	850,000	850,301
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/25 (AGM)	550,000	550,360
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/26 (AGM)	600,000	600,284
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/27 (AGM)	1,250,000	1,250,601
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/28 (AGM)	1,600,000	1,600,769
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/30 (AGM)	1,255,000	1,255,494
Detroit Downtown Development Authority Tax Allocation, (Catalyst Development Area), 5.00%, 7/1/31 (AGM)	1,625,000	1,625,575
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/24 (AGM)	750,000	750,265
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/25 (AGM)	500,000	500,327
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/26(6)	3,500,000	3,604,733
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/29(6)	4,000,000	4,303,430
Kalamazoo Economic Development Corp. Rev., (Heritage Community of Kalamazoo Obligated Group), 5.00%, 5/15/43	1,125,000	991,664
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM), (Q-SBLF)	1,000,000	1,012,395
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM), (Q-SBLF)	1,480,000	1,510,289
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM), (Q-SBLF)	1,630,000	1,662,455
Livonia Public Schools GO, 5.00%, 5/1/33 (AGM)	400,000	447,655
Livonia Public Schools GO, 5.00%, 5/1/34 (AGM)	1,030,000	1,147,462
Livonia Public Schools GO, 5.00%, 5/1/35 (AGM)	505,000	562,915
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/25	5,090,000	5,155,098
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/26	5,000,000	5,130,190
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/27	3,370,000	3,503,068
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 5.00%, 4/15/28	2,000,000	2,104,716
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	3,950,000	3,802,479
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 11/1/46	5,000,000	4,742,745
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/27	3,030,000	3,040,484
Michigan Finance Authority Rev., (Detroit Regional Convention Facility Authority), 5.00%, 10/1/28	3,465,000	3,476,876
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,001,167
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,500,958
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/34	2,000,000	2,032,250
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 4.00%, 6/1/36	1,200,000	1,204,771
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	1,000,000	1,000,000
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	1,250,000	1,250,000
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	1,400,000	1,400,000
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	1,565,000	1,565,000
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,089,881
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,024,499
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,534,887
State of Michigan Trunk Line Rev., 5.00%, 11/15/32	1,500,000	1,693,121
State of Michigan Trunk Line Rev., 5.00%, 11/15/33	1,500,000	1,709,787
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/30	1,000,000	1,002,278
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	650,000	651,494

	Principal Amount/Shares	Value
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/32	$1,175,000	$1,177,689
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/34	1,150,000	1,152,606
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37 (AGM)	1,750,000	1,953,759
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/38 (AGM)	600,000	680,525
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.25%, 12/1/39 (AGM)	1,250,000	1,414,204
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,513,435
		119,680,877
Minnesota — 0.2%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,032,128
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,030,261
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	378,181
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	404,085
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	383,147
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	366,316
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	804,343
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,040,718
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,020,939
		7,460,118
Mississippi — 0.1%
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	4,264,450
Missouri — 0.9%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	822,164
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,138,711
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,391,912
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,288,718
Eureka COP, 5.00%, 4/1/34 (BAM)	1,000,000	1,087,697
Eureka COP, 5.00%, 4/1/35 (BAM)	1,000,000	1,092,402
Health & Educational Facilities Authority of the State of Missouri Rev., (BJC Healthcare Obligated Group), VRN, 4.00%, 5/1/51	5,000,000	5,010,742
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	4,728,181
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/40	1,100,000	1,229,541
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/41	2,100,000	2,338,463
Health & Educational Facilities Authority of the State of Missouri Rev., (Mosaic Health System Obligated Group), 4.00%, 2/15/37	500,000	498,372
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	1,000,000	1,025,650
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	2,000,000	2,109,214
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/40	825,000	950,255
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	553,946
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	264,303
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	526,771
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	552,349
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	499,872
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	503,441
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	978,766
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	642,980
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,013,426
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	970,640
		33,218,516
Nebraska — 2.1%
Central Plains Energy Project Rev., 5.00%, 9/1/29 (GA: Goldman Sachs Group, Inc.)	4,390,000	4,548,303
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,084,615
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,012,440

	Principal Amount/Shares	Value
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	$14,000,000	$14,573,592
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	35,150,000	36,641,348
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,125,514
Nebraska Public Power District Rev., 5.00%, 7/1/28	2,750,000	2,897,348
Omaha Public Power District Rev., 5.00%, 2/1/40	1,885,000	2,064,359
		76,947,519
Nevada — 1.4%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	765,076
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	749,762
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	780,259
Henderson Local Improvement Districts Special Assessment, (Henderson NV Local Improvement District No T-18), 4.00%, 9/1/24	1,840,000	1,836,615
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,270,000	1,332,577
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/28, Prerefunded at 100% of Par(1)	1,840,000	1,942,991
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.00%, 10/1/31 (BAM)	1,245,000	1,351,907
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.00%, 10/1/33 (BAM)	1,000,000	1,100,283
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.25%, 10/1/35 (BAM)	1,000,000	1,119,857
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.25%, 10/1/37 (BAM)	1,000,000	1,108,710
Henderson Redevelopment Agency Tax Allocation (Downtown Redevelopment Area), 5.25%, 10/1/38 (BAM)	1,000,000	1,102,747
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 4.00%, 7/1/32	3,810,000	3,822,856
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/34	650,000	724,752
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/35	700,000	780,213
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/36	1,000,000	1,111,278
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/37	795,000	878,608
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/38	800,000	878,698
Las Vegas Special Improvement District No. 611 Special Assessment, 4.00%, 6/1/40	440,000	371,831
Las Vegas Special Improvement District No. 611 Special Assessment, 4.125%, 6/1/50	985,000	801,190
Las Vegas Special Improvement District No. 612 Skye Hills Special Assessment, 3.75%, 6/1/42	960,000	727,222
Las Vegas Special Improvement District No. 613 Special Assessment, 5.00%, 12/1/39	375,000	377,289
Las Vegas Special Improvement District No. 613 Special Assessment, 5.25%, 12/1/47	550,000	543,273
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	470,000	412,474
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	510,000	418,889
Las Vegas Special Improvement District No. 815 Special Assessment, 4.75%, 12/1/40	975,000	902,634
Las Vegas Special Improvement District No. 816 Special Assessment, 3.00%, 6/1/41	650,000	472,097
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/46	3,380,000	2,361,234
Las Vegas Special Improvement District No. 816 Special Assessment, 3.125%, 6/1/51	1,415,000	935,157
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 5.50%, 6/1/38	375,000	379,032
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 5.75%, 6/1/43	500,000	506,616
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,551,553
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,056,278
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/36	1,000,000	1,043,751
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	930,907
State of Nevada GO, 5.00%, 5/1/37	6,960,000	7,870,564
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/27	1,560,000	1,543,798
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/32	3,035,000	3,135,204
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/45	3,000,000	3,004,429
		50,732,611

	Principal Amount/Shares	Value
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/41	$2,250,000	$1,901,155
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/37 (BAM)	860,000	939,030
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.00%, 12/1/38 (BAM)	665,000	721,577
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/39 (BAM)	790,000	864,989
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/41 (BAM)	1,325,000	1,441,892
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 12/1/42 (BAM)	1,070,000	1,162,133
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 4.125%, 12/1/43 (BAM)	1,500,000	1,474,060
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	13,733,408	13,064,782
		21,569,618
New Jersey — 4.4%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	2,500,000	2,729,587
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,000,000
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,016,098
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,024,101
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,141,857
New Jersey Economic Development Authority Rev., (State Capitol Joint Management Commission), 5.00%, 6/15/30	5,150,000	5,437,243
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/24	4,015,000	4,016,147
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	5,000,000	5,002,337
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/26	5,000,000	5,001,575
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/27	5,000,000	5,191,584
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/31	4,790,000	5,130,628
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/27 (BAM)	3,000,000	3,096,930
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/28 (BAM)	6,000,000	6,188,004
New Jersey Economic Development Authority Rev., (State of New Jersey Motor Vehicle Surcharge Rev.), 5.00%, 7/1/33	1,000,000	1,017,447
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	5,810,000	6,107,326
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	9,375,000	10,528,071
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26(1)	1,500,000	1,537,784
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26, Prerefunded at 100% of Par(1)	1,500,000	1,537,784
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,048,626
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	2,937,691
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,039,754
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,690,946
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,424,686
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,207,591
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,394,334
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/37	1,000,000	1,097,708
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,001,155
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,202,936
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,217,440
New Jersey Turnpike Authority Rev., 5.00%, 1/1/43	2,000,000	2,178,716
New Jersey Turnpike Authority Rev., 5.00%, 1/1/44	1,000,000	1,087,959
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,049,190

	Principal Amount/Shares	Value
South Jersey Port Corp. Rev., 5.00%, 1/1/30	$2,360,000	$2,409,143
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,704,378
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/27	1,025,000	1,063,914
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/28	5,775,000	6,071,107
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	3,000,000	3,157,244
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	4,650,000	4,895,497
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	7,000,000	7,350,943
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/35	4,000,000	4,197,504
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/37	1,000,000	1,041,073
		161,174,038
New Mexico — 0.1%
New Mexico Finance Authority Rev., 5.00%, 6/1/28	400,000	405,236
New Mexico Finance Authority Rev., 5.00%, 6/1/33	800,000	810,168
New Mexico Finance Authority Rev., 5.00%, 6/1/38	1,320,000	1,332,128
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(1)	1,000,000	1,015,790
		3,563,322
New York — 11.1%
Brookhaven Local Development Corp. Rev., (Active Retirement Community, Inc. Obligated Group), 4.00%, 11/1/45	2,000,000	1,746,028
Brookhaven Local Development Corp. Rev., (Long Island Community Hospital at NYU Langone Health Obligated Group), 4.00%, 10/1/45 (GA: NYU Langone Hospitals)	2,000,000	1,856,539
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	1,856,271
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	913,225
Long Island Power Authority Rev., 5.00%, 9/1/33	4,000,000	4,593,800
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	11,434,322
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,507,203
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,167,102
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	9,887,355
Metropolitan Transportation Authority Rev., 4.00%, 11/15/47	8,195,000	7,575,329
Metropolitan Transportation Authority Rev., 4.00%, 11/15/49	5,000,000	4,620,495
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,091,307
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,315,214
New York City GO, 5.00%, 8/1/25	1,700,000	1,715,050
New York City GO, 5.00%, 8/1/26	5,370,000	5,413,602
New York City GO, 5.00%, 8/1/33	500,000	533,821
New York City GO, 5.00%, 8/1/33	1,000,000	1,067,642
New York City GO, 5.00%, 8/1/33	1,000,000	1,125,268
New York City GO, 5.00%, 8/1/34	1,000,000	1,125,042
New York City GO, 5.00%, 4/1/35	1,250,000	1,401,283
New York City GO, 5.00%, 8/1/35	5,900,000	6,633,816
New York City GO, 5.00%, 8/1/37	5,520,000	6,142,635
New York City GO, 5.25%, 10/1/39	2,000,000	2,233,410
New York City GO, 5.25%, 10/1/40	3,000,000	3,329,361
New York City GO, 4.00%, 9/1/46	4,960,000	4,758,209
New York City GO, 4.00%, 3/1/47	5,000,000	4,772,796
New York City GO, 4.00%, 3/1/50	3,030,000	2,875,553
New York City GO, VRDN, 3.95%, 6/1/24 (LOC: Mizuho Bank Ltd.)	3,550,000	3,550,000
New York City Industrial Development Agency Rev., VRDN, 3.97%, 6/1/24 (LOC: Bank of America N.A.)	1,300,000	1,300,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/28	1,000,000	1,034,248
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/34	3,000,000	3,431,015
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/37	9,760,000	9,885,646
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/40	7,530,000	7,506,027
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/42	4,835,000	4,799,139
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/43	6,895,000	6,793,436

	Principal Amount/Shares	Value
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	$7,750,000	$7,553,595
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/47	3,500,000	3,733,868
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.00%, 6/1/24 (SBBPA: UBS AG)	2,100,000	2,100,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.05%, 6/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	630,000	630,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.05%, 6/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	2,070,000	2,070,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.05%, 6/1/24 (SBBPA: JPMorgan Chase Bank N.A.)	3,125,000	3,125,000
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/36	1,740,000	1,963,272
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	10,149,696
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/35	3,295,000	3,675,927
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/35	7,485,000	8,509,893
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/36	350,000	389,866
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/37	7,500,000	7,667,710
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/37	3,750,000	4,228,001
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/39	6,640,000	7,421,693
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	10,000,000	11,115,080
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	4,840,000	4,763,501
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	9,795,000	11,127,165
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/36 (AGM)	1,000,000	1,148,676
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/37 (AGM)	400,000	455,803
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.00%, 11/15/38 (AGM)	475,000	537,092
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/40 (AGM)	700,000	801,800
New York State Dormitory Authority Rev., 5.00%, 10/1/27 (BAM)	3,600,000	3,766,668
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	3,105,000	3,304,224
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	5,000,000	4,657,968
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	5,000,000	5,559,387
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/33	5,000,000	5,620,607
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/38	13,490,000	13,967,338
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/39	2,135,000	2,112,302
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	5,000,000	5,443,113
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/46	5,040,000	4,808,099
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/41	250,000	279,724
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/42	500,000	556,018
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/44	500,000	561,256
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.25%, 6/15/45	1,000,000	1,116,406
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,032,466
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	10,062,081
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,017,243
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/36	5,855,000	5,923,420
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000,000	9,807,758
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/43	10,000,000	10,756,368
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/30	5,135,000	5,514,852
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/39	6,500,000	6,335,732
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/41	3,850,000	3,682,081
State of New York GO, 5.00%, 3/15/40	1,675,000	1,868,184
State of New York GO, 5.00%, 3/15/41	1,750,000	1,941,497
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	730,327
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,000,409
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	997,359
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	455,000	463,068

	Principal Amount/Shares	Value
Town of Oyster Bay GO, 5.00%, 8/1/26 (AGM)	$950,000	$981,571
Town of Oyster Bay GO, 5.00%, 8/1/27 (AGM)	1,000,000	1,050,911
Town of Oyster Bay GO, 5.00%, 8/1/28 (AGM)	1,250,000	1,334,828
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	708,553
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/37	550,000	617,195
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/38	750,000	834,338
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/40	1,500,000	1,644,360
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/41	2,200,000	2,401,056
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/42	3,520,000	3,829,196
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/33	1,250,000	1,333,900
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	2,300,000	2,453,914
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37	2,875,000	3,049,617
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	6,125,000	6,620,934
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	6,140,000	6,256,368
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/35	3,750,000	4,046,532
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,345,422
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/32 (AGM)	2,000,000	2,206,236
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/33 (AGM)	2,000,000	2,226,336
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.25%, 11/1/34 (AGM)	1,500,000	1,669,440
		405,655,489
North Carolina — 1.4%
Charlotte Airport Rev., 5.00%, 7/1/33	2,000,000	2,238,331
Charlotte Airport Rev., 5.00%, 7/1/35	2,165,000	2,421,725
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/28	1,000,000	1,050,878
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/29	1,500,000	1,595,446
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group), 5.00%, 1/15/30	1,340,000	1,424,687
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.625%, 1/15/48	1,000,000	983,628
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 2.30%, 9/1/25	1,250,000	1,217,037
North Carolina Medical Care Commission Rev., (Friends Homes Obligated Group), 4.00%, 9/1/40	3,050,000	2,600,679
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/40	1,050,000	977,758
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 5.00%, 10/1/45	1,000,000	895,978
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,031,650
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	567,644
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,746,141
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	976,105
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,068,635
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,104,014
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,205,178
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/40	600,000	564,877
North Carolina Medical Care Commission Rev., (Presbyterian Homes Obligated Group), 4.00%, 10/1/45	1,000,000	898,826
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 3.75%, 10/1/28	525,000	520,839
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,135,572
North Carolina Turnpike Authority Rev., 5.00%, 1/1/33 (AGM)	2,570,000	2,725,478
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	16,050,492
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/27	3,250,000	3,404,443
		52,406,041
Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/34	3,145,000	3,326,608
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	5,375,000	5,220,837
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	9,560,000	10,085,910

	Principal Amount/Shares	Value
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	$5,000,000	$5,000,835
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	770,000	783,270
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,663,700
Columbus GO, 5.00%, 4/1/34	2,625,000	2,946,173
Columbus GO, 5.00%, 4/1/35	2,000,000	2,245,620
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,353,259
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,021,097
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,627,664
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,767,668
Hamilton Sewer System Rev., 5.00%, 12/1/25(6)	2,250,000	2,287,219
Hamilton Sewer System Rev., 5.00%, 12/1/26(6)	2,000,000	2,060,512
Hamilton Sewer System Rev., 5.00%, 12/1/27(6)	1,125,000	1,176,415
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/32	350,000	394,532
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/32	400,000	453,644
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/33	700,000	792,719
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/34	650,000	733,374
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 6/1/35	1,100,000	1,240,913
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/36	750,000	841,684
Ohio Water Development Authority Rev., (Drinking Water Assistance Fund), 5.00%, 12/1/38	1,450,000	1,614,720
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	5,120,000	5,669,912
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/33	4,000,000	4,576,289
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/34	3,000,000	3,416,613
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	2,905,000	3,240,927
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54(6)	3,040,000	3,303,745
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/33	700,000	769,510
State of Ohio Rev., (Department of Transportation), 5.00%, 12/15/34	1,000,000	1,099,488
Worthington City School District GO, 5.00%, 12/1/41	1,400,000	1,528,686
Worthington City School District GO, 5.00%, 12/1/42	1,800,000	1,958,476
		75,202,019
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,512,195
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,007,669
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,008,506
Oklahoma Water Resources Board Rev., 4.00%, 10/1/48	5,385,000	5,113,126
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	964,940
		9,606,436
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	503,447
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	495,162
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,615,633
Forest Grove Rev., (Pacific University), 5.00%, 3/1/25	200,000	200,345
Forest Grove Rev., (Pacific University), 4.00%, 5/1/40	2,570,000	2,250,285
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	202,685
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	268,323
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	237,634
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	201,940
State of Oregon GO, 5.00%, 5/1/32	1,000,000	1,124,569
State of Oregon GO, 5.00%, 6/1/32	2,405,000	2,707,387
State of Oregon GO, 5.00%, 5/1/33	1,500,000	1,707,092
State of Oregon GO, 5.00%, 6/1/33	1,000,000	1,139,192
State of Oregon GO, 5.00%, 5/1/34	2,000,000	2,275,668
State of Oregon GO, 5.00%, 6/1/34	1,000,000	1,138,955
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30	1,250,000	1,387,220

	Principal Amount/Shares	Value
State of Oregon Department of Transportation Rev., 5.00%, 11/15/33	$630,000	$711,996
State of Oregon Department of Transportation Rev., 5.00%, 11/15/35	3,710,000	4,205,012
State of Oregon Department of Transportation Rev., 5.00%, 11/15/36	2,900,000	3,273,961
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	532,811
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	533,188
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	535,694
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(2)	600,000	640,450
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	842,994
		30,731,643
Pennsylvania — 4.8%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,235,246
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,009,348
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	602,466
Bucks County Water & Sewer Authority Rev., 4.00%, 12/1/42 (AGM)	2,750,000	2,685,454
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	411,534
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,615,529
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	4,000,000	4,186,590
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	6,325,000	6,614,647
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,043,601
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,099,236
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,154,950
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,209,941
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,269,699
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/24, Prerefunded at 100% of Par(1)	5,000,000	5,000,000
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,018,668
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	5,450,000	5,491,126
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,309,653
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,107,628
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,019,971
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	939,835
Luzerne County Industrial Development Authority Rev., (County of Luzerne), 5.00%, 12/15/27 (AGM)	1,000,000	1,018,367
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/43	600,000	554,040
Pennsylvania COP, 5.00%, 7/1/29	600,000	632,878
Pennsylvania COP, 5.00%, 7/1/30	750,000	790,190
Pennsylvania COP, 5.00%, 7/1/31	850,000	895,058
Pennsylvania COP, 5.00%, 7/1/35	450,000	471,770
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,096,066
Pennsylvania GO, 5.00%, 8/15/25	12,000,000	12,217,315
Pennsylvania GO, 4.00%, 2/1/32	6,200,000	6,221,115
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	945,000	949,867
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,025,484
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	3,986,113
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	1,864,102
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,008,560
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	7,210,000	8,063,105
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/34	2,000,000	2,256,072
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/36	500,000	557,600
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/37	525,000	582,022
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	1,000,000	1,099,387
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 4.90%, 12/1/44	2,000,000	2,030,633

	Principal Amount/Shares	Value
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	$1,000,000	$1,042,081
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,541,259
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,116,287
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,695,728
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	1,897,054
Philadelphia Energy Authority Rev., (Philadelphia), 5.00%, 11/1/34	1,000,000	1,111,871
Philadelphia Energy Authority Rev., (Philadelphia), 5.00%, 11/1/35	1,000,000	1,111,656
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,790,796
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,134,705
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,280,000	1,448,062
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,500,000	1,697,889
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,247,049
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	1,791,679
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,604,867
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,698,414
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,057,937
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	1,901,914
Reading School District GO, 5.00%, 3/1/28 (AGM), (ST AID WITHHLDG)	1,025,000	1,057,730
Reading School District GO, 5.00%, 3/1/35 (AGM), (ST AID WITHHLDG)	2,000,000	2,061,314
Reading School District GO, 5.00%, 3/1/37 (AGM), (ST AID WITHHLDG)	1,500,000	1,539,063
Reading School District GO, 5.00%, 3/1/38 (AGM), (ST AID WITHHLDG)	1,500,000	1,531,039
School District of Philadelphia GO, 5.00%, 9/1/26 (ST AID WITHHLDG)	2,200,000	2,252,693
School District of Philadelphia GO, 5.00%, 9/1/27 (ST AID WITHHLDG)	500,000	518,188
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	475,000	497,363
School District of Philadelphia GO, 5.00%, 9/1/28 (ST AID WITHHLDG)	5,000,000	5,122,960
School District of Philadelphia GO, 5.00%, 9/1/29 (ST AID WITHHLDG)	1,225,000	1,277,967
School District of Philadelphia GO, 5.00%, 9/1/30 (ST AID WITHHLDG)	3,000,000	3,133,484
School District of Philadelphia GO, 5.00%, 9/1/33 (ST AID WITHHLDG)	1,625,000	1,698,601
Scranton GO, 5.00%, 11/15/28 (AGM)	1,545,000	1,616,053
Scranton GO, 5.00%, 11/15/29 (AGM)	1,875,000	1,980,161
Scranton GO, 5.00%, 11/15/30 (AGM)	920,000	980,535
Scranton GO, 5.00%, 11/15/31 (AGM)	1,675,000	1,801,678
Scranton GO, 5.00%, 11/15/32 (AGM)	1,520,000	1,631,864
Scranton School District GO, 5.00%, 6/1/24 (ST AID WITHHLDG)	2,235,000	2,235,000
Scranton School District GO, 5.00%, 12/1/32 (BAM), (ST AID WITHHLDG)	1,000,000	1,042,896
Scranton School District GO, 5.00%, 12/1/34 (BAM), (ST AID WITHHLDG)	1,650,000	1,720,249
Scranton School District GO, 5.00%, 12/1/35 (BAM), (ST AID WITHHLDG)	750,000	781,438
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,704,697
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25 (ST AID WITHHLDG)	4,000,000	4,051,981
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	4,500,000	5,166,479
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/36	365,000	334,325
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/41	370,000	316,800
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 4.00%, 11/15/46	525,000	423,577
		173,712,249
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,687,589
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	1,864,857
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,056,004
Providence Public Building Authority Rev., 4.00%, 9/15/33 (AGM)	5,620,000	5,622,673
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	459,834
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	508,964

	Principal Amount/Shares	Value
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	$500,000	$508,836
		12,708,757
South Carolina — 1.2%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	365,000	340,266
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	855,131
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/38	1,050,000	1,169,960
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/39	1,000,000	1,106,661
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/40	1,400,000	1,540,924
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/41	1,560,000	1,710,844
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/42	1,000,000	1,093,254
Greenville County School District Rev., 5.00%, 12/1/25	2,500,000	2,551,540
Greenville County School District Rev., 5.00%, 12/1/26	5,000,000	5,193,325
Greenwood Fifty Schools Facilities, Inc. Rev., (Greenwood School District No. 50), 5.00%, 12/1/27 (BAM)	5,000,000	5,126,304
Myrtle Beach Tax Allocation (Myrtle Beach Air Force Redevelopment Project Area), 5.00%, 10/1/26	450,000	461,036
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	8,250,000	8,727,885
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.00%, 11/1/26(2)	520,000	485,267
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.625%, 11/1/31(2)	1,000,000	846,806
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	1,000,000	789,007
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/26, Prerefunded at 100% of Par(1)	3,750,000	3,788,220
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	6,930,000	7,800,235
		43,586,665
Tennessee — 0.6%
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)(6)	1,530,000	1,671,416
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)(6)	1,820,000	1,908,835
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/33 (BAM)	650,000	711,665
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/34 (BAM)	550,000	601,613
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/35 (BAM)	600,000	656,063
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.00%, 7/1/36 (BAM)	875,000	953,225
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/28	2,250,000	2,360,802
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.00%, 7/1/38 (AGM)	1,310,000	1,444,793
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.00%, 7/1/39 (AGM)	4,505,000	4,930,231
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	415,453
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	379,549
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	480,801
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	480,685
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/37	280,000	309,958
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/38	230,000	253,014
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/39	350,000	382,689
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/40	350,000	380,873
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/41	500,000	541,786
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/42	500,000	540,089
Metropolitan Nashville Airport Authority Rev., 5.25%, 7/1/47	500,000	540,425
		19,943,965
Texas — 14.7%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,487,660
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,046,111
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,150,510

	Principal Amount/Shares	Value
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	$1,000,000	$1,043,875
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,043,003
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	201,474
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	383,124
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	333,138
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	505,289
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	378,704
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	553,975
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	903,584
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	465,994
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/31 (PSF-GTD)(6)	2,175,000	2,350,806
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/32 (PSF-GTD)(6)	4,300,000	4,690,266
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/34 (PSF-GTD)(6)	1,300,000	1,421,894
Arlington Higher Education Finance Corp. Rev., (Trinity Basin Preparatory, Inc.), 4.125%, 8/15/42 (PSF-GTD)	2,915,000	2,883,754
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,326,477
Austin Electric Utility Rev., 5.00%, 11/15/36	7,155,000	8,010,699
Austin Electric Utility Rev., 5.00%, 11/15/37	3,000,000	3,348,779
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	4,973,267
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	6,117,151
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	4,832,897
Austin Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	1,375,000	1,387,047
Belton Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,200,000	1,197,718
Belton Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	990,251
Belton Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,120,000	1,102,243
Belton Independent School District GO, 4.00%, 2/15/47 (PSF-GTD)	3,100,000	2,938,452
Birdville Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,000,000	1,109,410
Central Texas Regional Mobility Authority Rev., 5.00%, 7/1/25, Prerefunded at 100% of Par(1)	2,000,000	2,031,381
Central Texas Turnpike System Rev., 5.00%, 8/15/37	10,305,000	10,309,890
Central Texas Turnpike System Rev., 5.00%, 8/15/42	10,540,000	10,551,034
Clear Creek Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	3,500,000	3,915,575
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,121,539
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	510,825
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/31 (PSF-GTD)	3,290,000	3,585,649
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/32 (PSF-GTD)	1,800,000	1,982,166
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/33 (PSF-GTD)	1,600,000	1,761,700
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,501,868
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.25%, 8/15/28	1,000,000	1,011,982
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/32 (PSF-GTD)	1,655,000	1,822,491
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/33 (PSF-GTD)	2,750,000	3,054,366
Clifton Higher Education Finance Corp. Rev., (International Leadership of Texas, Inc.), 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,104,333
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/26 (PSF-GTD)	500,000	512,280
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/28 (PSF-GTD)	910,000	957,796
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/30 (PSF-GTD)	800,000	861,930
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/31 (PSF-GTD)	565,000	613,762
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/33 (PSF-GTD)	460,000	499,640
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/34 (PSF-GTD)	1,320,000	1,431,033
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/35 (PSF-GTD)	385,000	416,809
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/36 (PSF-GTD)	560,000	605,866
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/38 (PSF-GTD)	265,000	284,856
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 4.00%, 4/1/43 (PSF-GTD)	1,650,000	1,586,433
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,128,607
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	2,710,000	3,040,324
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	3,910,000	4,392,914

	Principal Amount/Shares	Value
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/38 (PSF-GTD)	$1,000,000	$1,115,351
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	12,750,000	13,797,416
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/35	4,000,000	4,447,117
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/36	6,965,000	7,715,389
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/37	1,000,000	1,111,913
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	1,000,000	1,105,397
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/38	4,000,000	4,383,308
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/39	1,500,000	1,653,248
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/34	1,685,000	1,907,547
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/35	1,345,000	1,521,051
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/36	775,000	873,169
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/37	2,200,000	2,464,169
Del Valle Independent School District GO, 4.00%, 6/15/37 (PSF-GTD)	2,250,000	2,283,439
Del Valle Independent School District GO, 4.00%, 6/15/38 (PSF-GTD)	2,105,000	2,117,631
Del Valle Independent School District GO, 4.00%, 6/15/39 (PSF-GTD)	2,500,000	2,501,716
Del Valle Independent School District GO, 4.00%, 6/15/40 (PSF-GTD)	4,860,000	4,804,405
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	240,391
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	200,351
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,250,000	1,424,939
Denton Independent School District GO, 5.00%, 8/15/36 (PSF-GTD)	1,000,000	1,135,277
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,360,000	3,407,947
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/40 (PSF-GTD)	2,300,000	2,319,365
Eagle Mountain & Saginaw Independent School District GO, 4.00%, 8/15/41 (PSF-GTD)	2,250,000	2,260,378
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	6,560,000	6,574,830
Fort Bend Independent School District GO, 5.00%, 8/15/27 (PSF-GTD)	2,260,000	2,368,109
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)(6)	5,600,000	5,646,839
Fort Bend Toll Road Rev., 5.00%, 3/1/34 (AGM)	750,000	844,915
Fort Bend Toll Road Rev., 5.00%, 3/1/35 (AGM)	700,000	788,452
Fort Bend Toll Road Rev., 5.00%, 3/1/36 (AGM)	800,000	899,082
Fort Bend Toll Road Rev., 5.00%, 3/1/37 (AGM)	500,000	559,090
Fort Bend Toll Road Rev., 5.00%, 3/1/38 (AGM)	500,000	555,499
Fort Worth Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,500,000	1,515,339
Fort Worth Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,500,000	2,508,228
Fort Worth Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,490,237
Frisco Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,500,000	1,685,319
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	8,365,000	8,399,106
Galveston Independent School District GO, 4.00%, 2/1/41 (PSF-GTD)	2,715,000	2,686,270
Galveston Independent School District GO, 4.00%, 2/1/42 (PSF-GTD)	5,750,000	5,663,523
Garland Electric Utility System Rev., 5.00%, 3/1/32 (AGM)	800,000	877,673
Garland Electric Utility System Rev., 5.00%, 3/1/34 (AGM)	600,000	664,478
Garland Electric Utility System Rev., 5.00%, 3/1/35 (AGM)	960,000	1,064,331
Garland Electric Utility System Rev., 5.00%, 3/1/37 (AGM)	830,000	916,535
Garland Electric Utility System Rev., 5.00%, 3/1/39 (AGM)	525,000	574,430
Georgetown Utility System Rev., 5.00%, 8/15/33 (BAM)	1,025,000	1,134,734
Georgetown Utility System Rev., 5.00%, 8/15/34 (BAM)	2,130,000	2,356,342
Georgetown Utility System Rev., 5.00%, 8/15/35 (BAM)	700,000	775,360
Georgetown Utility System Rev., 5.00%, 8/15/36 (BAM)	560,000	617,737
Gregory-Portland Independent School District GO, 5.00%, 2/15/31 (PSF-GTD)	6,250,000	6,889,479
Gregory-Portland Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	6,240,000	6,954,059
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,683,788
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,522,555
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,015,979
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,016,097

	Principal Amount/Shares	Value
Harris County Cultural Education Facilities Finance Corp. Rev., (Baylor College of Medicine), 5.00%, 5/15/29	$4,000,000	$4,255,310
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/27	630,000	623,537
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 4.00%, 1/1/31	1,745,000	1,594,864
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes Obligated Group), 5.00%, 1/1/37	1,000,000	933,453
Harris County Flood Control District Rev., (Harris County), 4.00%, 10/1/37	5,025,000	5,025,138
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	701,501
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	762,400
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,003,068
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	511,265
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,305,173
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,002,119
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	485,819
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,001,679
Harris Toll Road Rev., 5.00%, 8/15/33	4,000,000	4,519,701
Harris Toll Road Rev., 5.00%, 8/15/34	2,670,000	3,016,300
Hays Consolidated Independent School District GO, 5.00%, 2/15/32 (PSF-GTD)	1,200,000	1,335,594
Hays Consolidated Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,000,000	1,018,484
Hays Consolidated Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	1,250,000	1,262,057
Hays Consolidated Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	2,000,000	2,001,152
Hays Consolidated Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,180,000	2,148,373
Houston GO, 5.25%, 3/1/39	2,000,000	2,223,743
Houston GO, 5.25%, 3/1/40	1,145,000	1,268,140
Houston GO, 5.25%, 3/1/42	2,750,000	3,026,572
Houston Airport System Rev., 5.00%, 7/1/31 (AGM)	3,500,000	3,881,534
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 3.375%, 10/1/37	500,000	409,197
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	1,200,000	923,471
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,055,327
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	711,862
Humble Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	3,285,000	3,294,352
Humble Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	2,995,984
Humble Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	2,250,000	2,231,079
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,414,882
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,508,907
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,002,500
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,503,203
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	252,385
Irving Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,500,000	1,677,725
Jacksboro Independent School District GO, VRN, 4.00%, 2/15/48 (PSF-GTD)	3,160,000	3,203,813
Katy Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	600,000	601,747
Katy Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,000,000	999,254
Katy Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	1,000,000	995,046
Katy Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	990,345
Klein Independent School District GO, 4.00%, 8/1/39 (PSF-GTD)	6,120,000	6,217,356
Midland Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,000,000	4,027,942
Midland Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	5,000,000	5,008,878
New Caney Independent School District GO, 5.00%, 2/15/33 (PSF-GTD)	1,350,000	1,514,043
New Caney Independent School District GO, 5.00%, 2/15/34 (PSF-GTD)	1,425,000	1,606,362
New Caney Independent School District GO, 5.00%, 2/15/35 (PSF-GTD)	600,000	675,239
New Caney Independent School District GO, 5.00%, 2/15/36 (PSF-GTD)	1,000,000	1,127,332
New Caney Independent School District GO, 5.00%, 2/15/37 (PSF-GTD)	500,000	562,262

	Principal Amount/Shares	Value
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	$700,000	$720,607
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	472,592
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	508,063
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,042,429
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,042,429
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,000,000	1,042,429
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27, Prerefunded at 100% of Par(1)	1,670,000	1,740,857
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,643,019
North Texas Tollway Authority Rev., 5.00%, 1/1/27	7,825,000	8,130,620
North Texas Tollway Authority Rev., 5.00%, 1/1/31	11,415,000	11,473,165
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	7,000,000	6,873,252
Northwest Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,500,000	1,532,198
Northwest Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,000,000	2,026,377
Pasadena Economic Development Corp. Rev., (Pasadena Sales Tax Rev.), 5.25%, 8/15/39 (BAM)	1,000,000	1,094,244
Pasadena Economic Development Corp. Rev., (Pasadena Sales Tax Rev.), 5.25%, 8/15/42 (BAM)	1,000,000	1,081,295
Pasadena Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	1,450,000	1,459,565
Pasadena Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	1,500,000	1,503,281
Pasadena Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	800,000	796,037
Pasadena Independent School District GO, 4.00%, 2/15/42 (PSF-GTD)	1,000,000	982,912
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/32	3,000,000	3,375,998
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/33	2,000,000	2,277,143
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	4,695,000	4,691,203
Richardson Independent School District GO, 5.00%, 2/15/25 (PSF-GTD)	500,000	504,855
Richardson Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	1,000,000	1,025,735
Richardson Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	750,000	781,415
Richardson Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	500,000	528,721
Richardson Independent School District GO, 5.00%, 2/15/29 (PSF-GTD)	650,000	698,025
Richardson Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	4,160,000	4,169,683
Richardson Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	4,290,000	4,257,154
San Antonio GO, 4.00%, 2/1/39	2,000,000	2,037,563
San Antonio GO, 4.00%, 2/1/40	2,000,000	2,022,085
San Antonio GO, 4.00%, 2/1/41	1,500,000	1,510,003
San Antonio GO, 4.00%, 2/1/42	2,220,000	2,222,269
State of Texas GO, 5.00%, 10/1/29	10,000,000	10,175,983
State of Texas GO, 5.00%, 8/1/37	1,000,000	1,011,444
State of Texas GO, 5.00%, 8/1/40	5,245,000	5,288,400
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	4,840,000	4,948,274
Tarrant County Hospital District GO, 4.00%, 8/15/43	2,500,000	2,441,723
Texas A&M University Rev., 5.25%, 5/15/36	2,260,000	2,544,508
Texas A&M University Rev., 5.25%, 5/15/37	1,750,000	1,959,701
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	2,590,000	2,661,423
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/28 (GA: Macquarie Group Ltd.)	1,610,000	1,640,030
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/31	4,500,000	4,535,244
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	1,300,000	1,279,602
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,200,000	1,178,021
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,497,242
Texas Water Development Board Rev., (State Revolving Fund), 5.00%, 8/1/34	11,095,000	12,436,227

	Principal Amount/Shares	Value
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	$7,000,000	$7,452,149
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/34	6,000,000	6,821,126
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/35	4,820,000	5,473,299
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/41	10,000,000	9,848,335
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	15,000,000	15,331,421
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/33	1,320,000	1,462,731
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/34	1,200,000	1,328,766
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/35	1,025,000	1,134,377
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/33	720,000	723,630
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,255,000	1,260,469
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/34	1,570,000	1,575,177
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/35	3,950,000	3,967,171
Uptown Development Authority Tax Allocation, (City of Houston TX Reinvestment Zone No. 16), 5.00%, 9/1/36	4,100,000	4,113,571
		537,588,666
Utah — 0.2%
Intermountain Power Agency Rev., 5.00%, 7/1/26	3,000,000	3,093,762
Intermountain Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,096,094
Intermountain Power Agency Rev., 5.00%, 7/1/36	2,000,000	2,231,364
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,028,360
		8,449,580
Vermont — 0.1%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	110,000	110,075
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	750,216
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,074,909
		4,935,200
Virginia — 1.2%
Arlington County Industrial Development Authority Rev., (Virginia Hospital Center Arlington Health System Obligated Group), VRN, 5.00%, 7/1/53	4,000,000	4,242,009
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	1,670,000	1,745,291
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	6,000,000	5,898,417
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,000,946
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,683,613
Lexington Industrial Development Authority Rev., (Lexington Retirement Community Obligated Group), 4.00%, 1/1/31	675,000	672,279
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	3,775,000	3,542,369
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	725,000	706,142
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,446,876
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,016,621
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	710,420
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	5,960,000	6,179,273
Virginia College Building Authority Rev., 5.00%, 2/1/28	2,500,000	2,639,377
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,009,843
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/37	2,250,000	2,161,284
Virginia Small Business Financing Authority Rev., (National Senior Communities, Inc. Obligated Group), 4.00%, 1/1/40	4,000,000	3,732,927
		42,387,687
Washington — 2.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	1,000,000	1,119,296
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	13,000,000	14,549,149
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	5,795,000	6,482,170
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	7,000,000	7,463,009

	Principal Amount/Shares	Value
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/33	$1,175,000	$1,322,615
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/34	1,325,000	1,484,907
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/35	1,000,000	1,123,340
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/36	1,750,000	1,957,747
Seattle Municipal Light & Power Rev., VRN, 3.61%, (MUNIPSA plus 0.25%), 5/1/45	4,800,000	4,688,613
State of Washington GO, 5.00%, 6/1/27	9,295,000	9,732,021
State of Washington GO, 5.00%, 7/1/27	10,000,000	10,083,784
State of Washington GO, 5.00%, 2/1/30	9,000,000	9,198,678
State of Washington GO, 5.00%, 6/1/33	2,250,000	2,462,088
State of Washington GO, 5.00%, 2/1/34	10,865,000	11,982,685
State of Washington GO, 4.00%, 7/1/39	3,730,000	3,791,067
State of Washington GO, 5.00%, 8/1/40	1,250,000	1,397,199
State of Washington GO, 5.00%, 8/1/43	5,000,000	5,414,536
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 8/1/36	5,795,000	6,117,134
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	5,815,000	5,871,554
		106,241,592
West Virginia — 0.2%
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.00%, 9/1/40 (AGM)	1,500,000	1,596,377
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.125%, 9/1/42 (AGM)	4,000,000	4,310,716
		5,907,093
Wisconsin — 1.6%
Public Finance Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 4.00%, 11/15/37	600,000	588,358
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	719,600
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	771,674
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	782,052
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	296,965
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	294,612
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	313,419
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,016,472
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/31(2)	1,290,000	1,365,347
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/32(2)	1,610,000	1,712,742
Public Finance Authority Rev., (CHF - Manoa LLC), 5.00%, 7/1/33(2)	1,955,000	2,090,778
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(2)	3,000,000	3,216,159
Public Finance Authority Rev., (CHF - Manoa LLC), 5.50%, 7/1/43(2)	2,145,000	2,289,996
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	962,848
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	2,642,797
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	2,766,571
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	2,908,650
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,010,656
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)(2)	10,000	9,951
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(2)	85,000	83,877
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(2)	25,000	26,321
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30, Prerefunded at 100% of Par(1)(2)	65,000	70,567
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(2)	475,000	491,732
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	20,000	21,023
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/32, Prerefunded at 100% of Par(1)(2)	35,000	36,790
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(2)	1,675,000	1,705,376
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/42(2)	980,000	880,203
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	1,215,000	1,022,170
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 4.00%, 7/1/46	1,100,000	858,044
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/46	685,000	615,596

	Principal Amount/Shares	Value
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/51	$2,185,000	$1,887,497
Public Finance Authority Rev., (Washoe Barton Medical Clinic), 4.00%, 12/1/41(2)	1,500,000	1,291,913
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	6,415,000	6,823,304
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 5.00%, 8/15/54	8,100,000	8,611,705
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	4,650,000	4,957,165
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,581,326
		58,724,256
TOTAL MUNICIPAL SECURITIES (Cost $3,688,836,228)		3,653,340,029
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
BlackRock Liquidity Funds MuniCash (Cost $159,737)	159,721	159,737
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $3,688,995,965)		3,653,499,766
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,713,906)
TOTAL NET ASSETS — 100.0%		$3,650,785,860

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Board Loan Fund
SBBPA	–	Standby Bond Purchase Agreement
SD CRED PROG	–	School District Credit Enhancement Program
SOFR	–	Secured Overnight Financing Rate
ST AID WITHHLDG	–	State Aid Withholding
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $138,068,005, which represented 3.8% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2024
Assets
Investment securities, at value (cost of $3,688,995,965)	$3,653,499,766
Receivable for investments sold	836,800
Receivable for capital shares sold	2,825,823
Interest receivable	50,139,107
3,707,301,496

Liabilities
Payable for investments purchased	47,831,328
Payable for capital shares redeemed	6,242,503
Accrued management fees	861,733
Distribution and service fees payable	7,205
Dividends payable	1,572,867
56,515,636

Net Assets	$3,650,785,860

Net Assets Consist of:
Capital paid in	$3,847,444,550
Distributable earnings (loss)	(196,658,690)
$3,650,785,860

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class	$523,750,030	49,351,408	$10.61
I Class	$1,697,701,224	159,916,894	$10.62
Y Class	$1,404,761,505	132,398,601	$10.61
A Class	$21,753,606	2,049,342	$10.61
C Class	$2,819,495	265,767	$10.61
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.11 (net asset value divided by 0.955). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2024
Investment Income (Loss)
Income:
Interest	$133,591,798

Expenses:
Management fees	10,358,170
Distribution and service fees:
A Class	57,780
C Class	30,928
Trustees' fees and expenses	277,271
Other expenses	65,868
10,790,017

Net investment income (loss)	122,801,781

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(29,071,113)
Futures contract transactions	(2,622,451)
(31,693,564)

Change in net unrealized appreciation (depreciation) on:
Investments	16,478,357
Futures contracts	(1,852,408)
14,625,949

Net realized and unrealized gain (loss)	(17,067,615)

Net Increase (Decrease) in Net Assets Resulting from Operations	$105,734,166

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2024 AND MAY 31, 2023
Increase (Decrease) in Net Assets	May 31, 2024	May 31, 2023
Operations
Net investment income (loss)	$122,801,781	$111,964,917
Net realized gain (loss)	(31,693,564)	(81,597,919)
Change in net unrealized appreciation (depreciation)	14,625,949	(28,739,708)
Net increase (decrease) in net assets resulting from operations	105,734,166	1,627,290

Distributions to Shareholders
From earnings:
Investor Class	(17,966,207)	(20,013,295)
I Class	(60,198,227)	(56,232,434)
Y Class	(44,598,577)	(35,013,011)
A Class	(672,937)	(641,857)
C Class	(66,678)	(65,610)
Decrease in net assets from distributions	(123,502,626)	(111,966,207)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(51,215,625)	(13,946,205)

Net increase (decrease) in net assets	(68,984,085)	(124,285,122)

Net Assets
Beginning of period	3,719,769,945	3,844,055,067
End of period	$3,650,785,860	$3,719,769,945

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2024

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2024 are detailed in the Statement of Operations.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $5,800,000 and $2,455,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2024 were $1,693,994,851 and $1,686,913,152, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2024		Year ended May 31, 2023
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,941,597	$52,676,698	17,233,473	$184,253,876
Issued in reinvestment of distributions	1,551,487	16,508,952	1,743,760	18,634,212
Redeemed	(19,404,728)	(205,901,039)	(24,541,642)	(262,634,625)
	(12,911,644)	(136,715,389)	(5,564,409)	(59,746,537)
I Class
Sold	85,679,719	902,754,339	158,871,371	1,697,160,173
Issued in reinvestment of distributions	5,519,175	58,734,009	5,105,252	54,582,885
Redeemed	(109,472,015)	(1,154,979,398)	(155,329,822)	(1,654,725,341)
	(18,273,121)	(193,491,050)	8,646,801	97,017,717
Y Class
Sold	58,252,476	617,900,321	32,781,555	350,809,857
Issued in reinvestment of distributions	2,946,866	31,353,824	2,271,202	24,271,482
Redeemed	(34,697,154)	(367,253,134)	(39,821,801)	(425,407,041)
	26,502,188	282,001,011	(4,769,044)	(50,325,702)
A Class
Sold	326,651	3,479,614	688,037	7,348,394
Issued in reinvestment of distributions	61,120	650,764	57,294	612,437
Redeemed	(635,351)	(6,775,301)	(754,989)	(8,073,006)
	(247,580)	(2,644,923)	(9,658)	(112,175)
C Class
Sold	34,862	374,664	38,124	408,573
Issued in reinvestment of distributions	6,266	66,643	6,143	65,610
Redeemed	(75,696)	(806,581)	(116,382)	(1,253,691)
	(34,568)	(365,274)	(72,115)	(779,508)
Net increase (decrease)	(4,964,725)	$(51,215,625)	(1,768,425)	$(13,946,205)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,653,340,029	—
Short-Term Investments	$159,737	—	—
	$159,737	$3,653,340,029	—

7. Derivative Instruments

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $75,105,133 futures contracts purchased.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the year ended May 31, 2024, the effect of interest rate risk derivative instruments on the Statement of Operations was $(2,622,451) in net realized gain (loss) on futures contract transactions and $(1,852,408) in change in net unrealized appreciation (depreciation) on futures contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2024 and May 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Exempt income	$123,502,626	$111,966,207
Ordinary income	—	—
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,689,669,243
Gross tax appreciation of investments	$39,574,369
Gross tax depreciation of investments	(75,743,846)
Net tax appreciation (depreciation) of investments	(36,169,477)
Net tax appreciation (depreciation) on derivatives	—
Net tax appreciation (depreciation)	$(36,169,477)
Other book-to-tax adjustments	$(695,926)
Undistributed exempt income	—
Accumulated short-term capital losses	$(71,484,387)
Accumulated long-term capital losses	$(88,308,900)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024	$10.66	0.34	(0.05)	0.29	(0.34)	$10.61	2.81%	0.47%	3.15%	46%	$523,750
2023	$10.96	0.30	(0.29)	0.01	(0.31)	$10.66	0.08%	0.47%	2.84%	65%	$663,668
2022	$11.92	0.25	(0.96)	(0.71)	(0.25)	$10.96	(6.04)%	0.46%	2.16%	50%	$743,366
2021	$11.45	0.27	0.47	0.74	(0.27)	$11.92	6.50%	0.47%	2.27%	28%	$834,125
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
I Class
2024	$10.66	0.36	(0.04)	0.32	(0.36)	$10.62	3.02%	0.27%	3.35%	46%	$1,697,701
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.28%	0.27%	3.04%	65%	$1,899,929
2022	$11.93	0.28	(0.97)	(0.69)	(0.28)	$10.96	(5.93)%	0.26%	2.36%	50%	$1,858,776
2021	$11.46	0.29	0.47	0.76	(0.29)	$11.93	6.71%	0.27%	2.47%	28%	$1,703,281
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
Y Class
2024	$10.66	0.36	(0.05)	0.31	(0.36)	$10.61	2.95%	0.24%	3.38%	46%	$1,404,762
2023	$10.96	0.33	(0.30)	0.03	(0.33)	$10.66	0.31%	0.24%	3.07%	65%	$1,128,484
2022	$11.92	0.28	(0.96)	(0.68)	(0.28)	$10.96	(5.82)%	0.23%	2.39%	50%	$1,212,546
2021	$11.45	0.30	0.46	0.76	(0.29)	$11.92	6.74%	0.24%	2.50%	28%	$1,630,371
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
A Class
2024	$10.66	0.31	(0.05)	0.26	(0.31)	$10.61	2.56%	0.72%	2.90%	46%	$21,754
2023	$10.96	0.28	(0.30)	(0.02)	(0.28)	$10.66	(0.17)%	0.72%	2.59%	65%	$24,489
2022	$11.93	0.22	(0.97)	(0.75)	(0.22)	$10.96	(6.35)%	0.71%	1.91%	50%	$25,287
2021	$11.45	0.24	0.48	0.72	(0.24)	$11.93	6.32%	0.72%	2.02%	28%	$38,172
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
C Class
2024	$10.65	0.23	(0.04)	0.19	(0.23)	$10.61	1.79%	1.47%	2.15%	46%	$2,819
2023	$10.96	0.20	(0.31)	(0.11)	(0.20)	$10.65	(1.01)%	1.47%	1.84%	65%	$3,200
2022	$11.92	0.14	(0.96)	(0.82)	(0.14)	$10.96	(6.97)%	1.46%	1.16%	50%	$4,080
2021	$11.44	0.15	0.48	0.63	(0.15)	$11.92	5.53%	1.47%	1.27%	28%	$4,819
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Intermediate-Term Tax-Free Bond Fund and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Intermediate-Term Tax-Free Bond Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $123,095,111 as exempt interest dividends for the fiscal year ended May 31, 2024.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 2407

Annual Financial Statements and Other Information

May 31, 2024

Tax-Free Money Market Fund
Investor Class (BNTXX)

Schedule of Investments

MAY 31, 2024

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.2%
Alabama — 5.2%
Oxford GO, VRDN, 4.00%, 6/7/24	$4,445,000	$4,445,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.71%, 6/7/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,090,000	4,090,000
		8,535,000
Arizona — 1.8%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 4.40%, 6/1/24 (LIQ FAC: Deutsche Bank AG)(GA: Deutsche Bank AG)(1)	3,000,000	3,000,000
California — 4.2%
ABAG Finance Authority for Nonprofit Corps. Rev., (Pathways Home Health and Hospice), VRDN, 3.35%, 6/7/24 (LOC: U.S. Bank N.A.)	730,000	730,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.71%, 7/5/24 (LOC: Mizuho Capital Markets LLC)(1)	340,000	340,000
Riverside County GO, 3.875%, 10/18/24	1,500,000	1,500,943
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.41%, 6/7/24 (LIQ FAC: Royal Bank of Canada)(1)	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.49%, 6/7/24 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	100,000	100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.49%, 7/5/24 (LOC: Bank of America N.A.)(LIQ FAC: Bank of America N.A.)(1)	785,000	785,000
Tender Option Bond Trust Receipts/Certificates Tax Allocation, VRDN, 3.44%, 6/7/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	925,000	925,000
		6,980,943
Colorado — 0.6%
Colorado State Education Loan Program, 4.50%, 6/28/24	460,000	460,433
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 3.45%, 6/3/24 (LOC: Wells Fargo Bank N.A.)	450,000	450,000
		910,433
District of Columbia — 4.8%
Deutsche Bank Spears/Lifers Trust Rev., VRDN, 3.76%, 6/7/24 (LOC: Deutsche Bank AG)(LIQ FAC: Deutsche Bank AG)(1)	5,000,000	5,000,000
District of Columbia Rev., (MedStar Health Obligated Group), VRDN, 3.34%, 6/7/24 (LOC: PNC Bank N.A.)	2,850,000	2,850,000
		7,850,000
Florida — 8.3%
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), VRDN, 3.46%, 6/7/24 (LOC: JPMorgan Chase Bank N.A.)	1,820,000	1,820,000
Hillsborough County, 3.70%, 9/12/24	3,000,000	3,000,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 3.49%, 6/7/24 (LOC: Bank of America N.A.)	800,000	800,000
JEA Water & Sewer System Rev., VRDN, 3.44%, 6/7/24 (SBBPA: State Street Bank & Trust Co.)	4,130,000	4,130,000
Mizuho Floater/Residual Trust Rev., VRDN, 3.71%, 7/5/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	2,511,386	2,511,386
Palm Beach County Rev., (Henry Morrison Flagler Museum), VRDN, 3.37%, 6/7/24 (LOC: Northern Trust Company)	800,000	800,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 3.40%, 6/7/24 (LOC: Wells Fargo Bank N.A.)	220,000	220,000
Pinellas County Housing Finance Authority Rev., (Booker Creek Apartments Ltd.), VRDN, 3.41%, 6/7/24 (LOC: FHLMC)	500,000	500,000
		13,781,386
Illinois — 20.7%
Illinois Development Finance Authority Rev., (Uhlich Children's Advantage Network), VRDN, 3.34%, 6/7/24 (LOC: U.S. Bank N.A.)	600,000	600,000
Illinois Development Finance Authority Rev., (Wheaton Academy), VRDN, 3.55%, 6/7/24 (LOC: BMO Harris Bank N.A.)	2,150,000	2,150,000
Illinois Development Finance Authority Rev., (YMCA of Metropolitan Chicago LLC), VRDN, 3.40%, 6/7/24 (LOC: BMO Harris Bank N.A.)	1,800,000	1,800,000
Illinois Educational Facilities Authority Rev., (Augustana College), VRDN, 3.37%, 6/7/24 (LOC: BMO Harris Bank N.A.)	1,200,000	1,200,000
2

	Principal Amount	Value
Illinois Educational Facilities Authority Rev., (Newberry Library), VRDN, 3.40%, 6/7/24 (LOC: Northern Trust Company)	$800,000	$800,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 3.40%, 6/7/24 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Latin School of Chicago), VRDN, 3.41%, 6/7/24 (LOC: JPMorgan Chase Bank N.A.)	525,000	525,000
Illinois Finance Authority Rev., (Steppenwolf Theatre Co.), VRDN, 3.40%, 6/7/24 (LOC: Northern Trust Company)	790,000	790,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 3.44%, 6/7/24 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Finance Authority Rev., (YMCA of Chicago), VRDN, 3.40%, 6/7/24 (LOC: BMO Harris Bank N.A.)	4,640,000	4,640,000
Illinois Housing Development Authority Rev., (Steadfast Foxview LP), VRDN, 3.55%, 6/7/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	1,200,000	1,200,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 3.40%, 6/7/24 (LOC: FHLMC)	4,240,000	4,240,000
Illinois Housing Development Authority Rev., VRDN, 3.36%, 6/7/24 (SBBPA: FHLB)	2,540,000	2,540,000
Phoenix Realty Special Account-U LP Rev., VRDN, 3.93%, 6/7/24 (LOC: Northern Trust Company) (Acquired 6/27/22 - 8/7/23, Cost $7,075,000)(2)	7,075,000	7,075,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 3.66%, 6/7/24 (LOC: JPMorgan Chase Bank N.A.)	1,400,000	1,400,000
Village of Palatine Rev., (Little City for Community Development), VRDN, 3.49%, 6/7/24 (LOC: FHLB)	2,000,000	2,000,000
		34,200,000
Indiana — 0.7%
Elkhart County Rev., (Pedcor Investments-2007-CIII LP), VRDN, 3.57%, 6/7/24 (LOC: FHLB)	770,000	770,000
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 3.68%, 6/7/24 (LOC: U.S. Bank N.A.)(1)	375,000	375,000
		1,145,000
Iowa — 0.6%
Iowa Finance Authority Rev., (Chrisbro III, Inc.), VRDN, 3.41%, 6/7/24 (LOC: Farmers State Bank and U.S. Bank N.A.)	1,050,000	1,050,000
Louisiana — 3.9%
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 3.40%, 6/7/24 (LOC: FHLMC)	3,930,000	3,930,000
Louisiana Public Facilities Authority Rev., (Linlake Ventures), VRDN, 3.55%, 6/7/24 (LIQ FAC: FHLMC)	2,455,000	2,455,000
		6,385,000
Massachusetts — 0.1%
Massachusetts Health & Educational Facilities Authority Rev., (Baystate Total Home Care, Inc.), VRDN, 4.00%, 6/1/24 (LOC: TD Bank N.A.)	100,000	100,000
Minnesota — 7.0%
Minneapolis Rev., (Children's Theatre Co.), VRDN, 3.45%, 6/7/24 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
Minneapolis Rev., (Seven Corners Community Housing Corp.), VRDN, 3.40%, 6/7/24 (LOC: Wells Fargo Bank N.A.)	1,460,000	1,460,000
Minnesota Higher Education Facilities Authority Rev., (Macalester College), VRDN, 3.45%, 6/7/24	3,950,000	3,950,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 3.61%, 6/7/24 (LIQ FAC: FHLMC)	5,335,000	5,334,974
		11,544,974
Mississippi — 2.9%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.90%, 6/1/24 (GA: Chevron Corp.)	200,000	200,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.90%, 6/1/24 (GA: Chevron Corp.)	700,000	700,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.90%, 6/1/24 (GA: Chevron Corp.)	760,000	760,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.90%, 6/1/24 (GA: Chevron Corp.)	1,450,000	1,450,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 3.97%, 6/1/24 (GA: Chevron Corp.)	1,000,000	1,000,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 4.00%, 6/1/24 (GA: Chevron Corp.)	665,000	665,000
		4,775,000
Missouri — 0.2%
Wright City Rev., (MB Realty LLC), VRDN, 3.50%, 6/7/24 (LOC: Bank of America N.A.)	405,000	405,000
Nebraska — 1.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.46%, 6/7/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,600,000	1,600,000
Nevada — 3.6%
Nevada Housing Division Rev., (HELP Owens Associates LP), VRDN, 3.46%, 6/7/24 (LOC: Citibank N.A.)	1,865,000	1,865,000
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 3.46%, 6/7/24 (LOC: East West Bank)(SBBPA: FHLB)	4,150,000	4,150,000
		6,015,000
3

	Principal Amount	Value
New York — 4.9%
New York City GO, VRDN, 4.00%, 6/1/24 (SBBPA: Bank of Montreal)	$600,000	$600,000
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), VRDN, 4.00%, 6/1/24 (SBBPA: UBS AG)	700,000	700,000
RBC Municipal Products, Inc. Trust Rev., VRDN, 3.46%, 6/7/24 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	3,800,000	3,800,000
Rib Floater Trust Various States Rev., VRDN, 3.61%, 6/7/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	1,055,000	1,055,000
Rib Floater Trust Various States Rev., VRDN, 3.61%, 6/7/24 (LOC: Barclays Bank PLC)(LIQ FAC: Barclays Bank PLC)(1)	2,000,000	2,000,000
		8,155,000
North Carolina — 0.4%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 3.45%, 6/7/24 (LOC: Cooperatieve Rabobank UA)	700,000	700,000
Ohio — 0.5%
RBC Municipal Products, Inc. Trust Rev., VRDN, 3.40%, 6/7/24 (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	800,000	800,000
Oklahoma — 0.5%
Mizuho Floater/Residual Trust Rev., VRDN, 3.71%, 7/5/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	900,000	900,000
Oregon — 1.2%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.48%, 6/7/24 (LIQ FAC: Bank of America N.A.)(1)	2,000,000	2,000,000
Pennsylvania — 2.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.41%, 6/7/24 (LIQ FAC: Morgan Stanley Bank N.A.)(1)	3,330,000	3,330,000
South Carolina — 5.6%
South Carolina Jobs-Economic Development Authority Rev., (Port Royal I LLC), VRDN, 3.57%, 6/7/24 (LOC: United Fidelity Bank FSB and FHLB)	600,000	600,000
South Carolina Jobs-Economic Development Authority Rev., (YMCA of Coastal Carolina), VRDN, 3.38%, 6/7/24 (LOC: Wells Fargo Bank N.A.)	1,200,000	1,200,000
South Carolina Public Service Authority Rev., VRDN, 3.52%, 6/7/24 (LOC: Bank of America N.A.)	2,200,000	2,200,000
South Carolina State Housing Finance & Development Authority Rev., (Broad River Village LP), VRDN, 3.57%, 6/7/24 (LOC: FHLB)	5,300,000	5,300,000
		9,300,000
Tennessee — 3.0%
Blount County Industrial Development Board Rev., VRDN, 3.46%, 6/7/24 (LOC: Truist Bank)	1,210,000	1,210,000
Clarksville Public Building Authority Rev., VRDN, 3.47%, 6/7/24 (LOC: Bank of America N.A.) (Acquired 11/18/22, Cost $450,000)(2)	450,000	450,000
Clarksville Public Building Authority Rev., VRDN, 3.47%, 6/7/24 (LOC: Bank of America N.A.)	1,795,000	1,795,000
Covington Industrial Development Board Rev., (Tootsie Roll Industries, Inc.), VRDN, 3.65%, 6/7/24 (LOC: Bank of America N.A.)	1,500,000	1,500,000
		4,955,000
Texas — 7.1%
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 4.10%, 6/1/24	300,000	300,000
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 4.10%, 6/1/24	300,000	300,000
Mission Economic Development Corp. Rev., VRDN, 3.50%, 6/7/24 (LOC: Wells Fargo Bank N.A.)	2,095,000	2,095,000
State of Texas GO, VRDN, 3.45%, 6/7/24 (LIQ FAC: State Street Bank & Trust Co.)	305,000	305,000
State of Texas GO, VRDN, 3.40%, 6/7/24 (SBBPA: FHLB)	250,000	250,000
State of Texas GO, VRDN, 3.40%, 6/7/24 (SBBPA: FHLB)	4,175,000	4,175,000
State of Texas GO, VRDN, 3.45%, 6/7/24 (SBBPA: State Street Bank & Trust Co.)	335,000	335,000
State of Texas GO, VRDN, 3.46%, 6/7/24 (SBBPA: State Street Bank & Trust Co.)	600,000	600,000
Tarrant County Housing Finance Corp. Rev., (One Oaklake VIII LLC), VRDN, 3.42%, 6/7/24 (LOC: FNMA)(LIQ FAC: FNMA)	350,000	350,000
University of Texas Permanent University Fund, 3.58%, 6/17/24	3,000,000	3,000,000
		11,710,000
Virginia — 3.7%
FHLMC Multifamily VRD Certificates Rev., VRDN, 3.66%, 6/7/24 (LIQ FAC: FHLMC)(1)	6,065,000	6,065,000
4

	Principal Amount	Value
Washington — 0.9%
Washington State Housing Finance Commission Rev., (Traditions at South Hill LLC), VRDN, 3.59%, 6/7/24 (LOC: FHLMC)(LIQ FAC: FHLMC)	$1,450,000	$1,450,000
Wisconsin — 3.8%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.71%, 6/7/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	100,000	100,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 3.71%, 6/7/24 (LOC: Mizuho Capital Markets LLC)(LIQ FAC: Mizuho Capital Markets LLC)(1)	4,280,000	4,280,000
Wisconsin Health & Educational Facilities Authority Rev., (Aspirus, Inc. Obligated Group), VRDN, 3.35%, 6/7/24 (LOC: JPMorgan Chase Bank N.A.)	920,000	920,000
Wisconsin Housing & Economic Development Authority Home Ownership Rev., VRDN, 3.55%, 6/7/24 (SBBPA: FHLB)	740,000	740,000
Wisconsin Housing & Economic Development Authority Housing Rev., VRDN, 3.30%, 6/7/24 (SBBPA: FHLB)	185,000	185,000
		6,225,000
TOTAL INVESTMENT SECURITIES — 99.2%		163,867,736
OTHER ASSETS AND LIABILITIES — 0.8%		1,250,019
TOTAL NET ASSETS — 100.0%		$165,117,755

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $45,656,386, which represented 27.7% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $7,525,000, which represented 4.6% of total net assets.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MAY 31, 2024
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$163,867,736
Receivable for investments sold	705,000
Receivable for capital shares sold	33,756
Interest receivable	754,600
165,361,092

Liabilities
Disbursements in excess of demand deposit cash	1,093
Payable for capital shares redeemed	174,168
Accrued management fees	68,076
243,337

Net Assets	$165,117,755

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	165,137,593

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$165,117,762
Distributable earnings (loss)	(7)
$165,117,755

See Notes to Financial Statements.
6

Statement of Operations

YEAR ENDED MAY 31, 2024
Investment Income (Loss)
Income:
Interest	$6,033,094

Expenses:
Management fees	806,154
Trustees' fees and expenses	12,394
Other expenses	611
819,159

Net investment income (loss)	5,213,935

Net realized gain (loss) on investment transactions	16

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,213,951

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2024 AND MAY 31, 2023
Increase (Decrease) in Net Assets	May 31, 2024	May 31, 2023
Operations
Net investment income (loss)	$5,213,935	$3,068,709
Net realized gain (loss)	16	(23)
Net increase (decrease) in net assets resulting from operations	5,213,951	3,068,686

Distributions to Shareholders
From earnings	(5,213,935)	(3,068,709)

Capital Share Transactions
Proceeds from shares sold	135,292,123	187,764,804
Proceeds from reinvestment of distributions	5,180,673	3,040,835
Payments for shares redeemed	(148,624,802)	(173,198,013)
Net increase (decrease) in net assets from capital share transactions	(8,152,006)	17,607,626

Net increase (decrease) in net assets	(8,151,990)	17,607,603

Net Assets
Beginning of period	173,269,745	155,662,142
End of period	$165,117,755	$173,269,745

Transactions in Shares of the Fund
Sold	135,292,123	187,764,804
Issued in reinvestment of distributions	5,180,673	3,040,835
Redeemed	(148,624,802)	(173,198,013)
Net increase (decrease) in shares of the fund	(8,152,006)	17,607,626

See Notes to Financial Statements.
8

Notes to Financial Statements

MAY 31, 2024

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments are generally valued at amortized cost, which approximates fair value. If the valuation designee determines that the valuation methods do not reflect an investment’s fair value, such investment is valued as determined in good faith by the valuation designee.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended May 31, 2024 was 0.49%.

9

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $199,996 and $4,201,000, respectively. The effect of interfund transactions on the Statement of Operations was $4 in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2024 and May 31, 2023 were as follows:

	2024	2023
Distributions Paid From
Exempt income	$5,213,935	$3,068,709
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2024, the fund had accumulated short-term capital losses of $(7), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
10

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2024	$1.00	0.03	—(2)	0.03	(0.03)	$1.00	3.22%	0.50%	0.50%	3.18%	3.18%	$165,118
2023	$1.00	0.02	—(2)	0.02	(0.02)	$1.00	1.91%	0.50%	0.50%	1.90%	1.90%	$173,270
2022	$1.00	—(2)	—	—(2)	—(2)	$1.00	0.04%	0.21%	0.50%	0.03%	(0.26)%	$155,662
2021	$1.00	—(2)	—	—(2)	—(2)	$1.00	0.01%	0.19%	0.50%	0.01%	(0.30)%	$154,314
2020	$1.00	0.01	—	0.01	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of the Tax-Free Money Market Fund and the Board of Trustees of American Century Municipal Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Money Market Fund (the “Fund”), one of the funds constituting the American Century Municipal Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. The financial highlights for each of the two years in the period ended May 31, 2021, were audited by other auditors, whose report, dated July 21, 2021, expressed an unqualified opinion on such financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
July 16, 2024

We have served as the auditor of one or more American Century investment companies since 1997.
12

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $5,213,935 as exempt interest dividends for the fiscal year ended May 31, 2024.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 2407

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 25, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 25, 2024